UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust - June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2017

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust
Touchstone Credit Opportunities Fund
Touchstone Global Growth Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Small Cap Value Opportunities Fund
Touchstone Value Fund

This report identifies the Funds' investments on December 31, 2017. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2017

The tables below provides each Fund’s geographic allocation, credit quality or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Credit Opportunities Fund
Credit Quality*	(% of Fixed Income Securities)
BBB/Baa	1.7%
BB/Ba	32.5
B/B	42.6
CCC	18.9
C or Lower	0.2
Not Rated	2.0
Cash equivalents	2.1
100.0%

Sector Allocation**	(% of Net Assets)
Long Positions
Corporate Bonds
Consumer Discretionary	15.3%
Telecommunications Services	13.3
Energy	12.0
Health Care	7.7
Information Technology	7.6
Materials	7.0
Financials	5.9
Industrials	4.1
Consumer Staples	1.9
Utilities	1.5
Real Estate	0.9
Bank Loans	13.9
Asset-Backed Securities	5.3
Common Stocks	1.8
Warrants	0.0
Purchased Call Options	0.0
Investment Fund	0.2
Short-Term Investment Funds	5.7
Other Assets/Liabilities (Net)	(3.1)
101.0%
Short Positions
Corporate Bond	(0.6)
Common Stocks	(0.4)
(1.0)
Total	100.0%

Touchstone Global Growth Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United States	44.4%
Cayman Islands	22.2
Bermuda	6.0
India	5.3
Switzerland	5.3
Liberia	2.9
Canada	2.6
Japan	2.4
France	2.0
Singapore	1.9
Thailand	1.9
Luxembourg	1.3
United Kingdom	0.9
Mexico	0.9
Short-Term Investment Fund	0.3
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
**	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Small Cap Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
Japan	28.1%
United Kingdom	9.3
Italy	7.5
Australia	6.4
Germany	6.4
Switzerland	5.7
Canada	5.4
Netherlands	5.1
France	3.9
Luxembourg	3.2
Sweden	2.6
Denmark	2.4
South Korea	2.4
Cayman Islands	2.1
Singapore	2.1
Taiwan	1.0
Ireland	1.0
Austria	0.7
Hong Kong	0.7
Bermuda	0.6
Exchange-Traded Funds	2.4
Rights	0.0
Short-Term Investment Funds	2.8
Other Assets/Liabilities (Net)	(1.8)
Total	100.0%

Touchstone Large Cap Fund
Sector Allocation*	(% of Net Assets)
Financials	24.8%
Consumer Discretionary	21.0
Industrials	16.5
Information Technology	15.6
Health Care	8.2
Consumer Staples	5.4
Materials	2.8
Energy	2.3
Telecommunication Services	1.6
Short-Term Investment Fund	1.6
Other Assets/Liabilities (Net)	0.2
Total	100.0%

Touchstone Large Company Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	46.0%
Consumer Discretionary	18.4
Health Care	18.1
Financials	8.4
Consumer Staples	4.8
Industrials	3.4
Short-Term Investment Fund	0.3
Other Assets/Liabilities (Net)	0.6
Total	100.0%

*	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Ohio Tax-Free Bond Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	5.8%
AA/Aa	63.5
A/A	25.7
BBB/Baa	4.1
Not Rated	0.9
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue Bonds	67.7
General Obligation Bonds	15.9
Pre-refunded/Escrowed to Maturity	15.0
Variable Rate Demand Notes	1.1
Other Assets/Liabilities (Net)	0.3
Total	100.0%

Touchstone Value Fund
Sector Allocation**	(% of Net Assets)
Financials	19.7%
Health Care	17.7
Energy	14.2
Information Technology	12.1
Industrials	10.1
Consumer Discretionary	10.0
Consumer Staples	8.4
Materials	5.1
Telecommunication Services	2.3
Short-Term Investment Fund	0.2
Other Assets/Liabilities (Net)	0.2
Total	100.0%

Touchstone Small Cap Value Opportunities Fund
Sector Allocation**	(% of Net Assets)
Financials	29.0%
Industrials	19.2
Consumer Discretionary	13.0
Information Technology	10.1
Real Estate	7.6
Health Care	5.3
Energy	4.2
Consumer Staples	3.5
Materials	2.8
Utilities	1.7
Telecommunication Services	1.4
Short-Term Investment Funds	10.3
Other Assets/Liabilities (Net)	(8.1)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

5

Portfolio of Investments

Touchstone Credit Opportunities Fund – December 31, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 77.2%

	Consumer Discretionary — 15.3%
$400,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.625%, 2/15/25	$383,000
430,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.750%, 5/15/22	423,449
230,000	Boyd Gaming Corp., 6.375%, 4/1/26	247,825
300,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	295,500
110,000	Carlson Travel, Inc., 144a,
	6.750%, 12/15/23	99,550
100,000	CSC Holdings LLC, 5.250%, 6/1/24	98,500
120,000	Delphi Technologies PLC (Jersey),
	144a, 5.000%, 10/1/25	121,500
90,000	Golden Nugget, Inc., 144a,
	6.750%, 10/15/24	91,575
550,000	Hillman Group, Inc. (The), 144a,
	6.375%, 7/15/22	548,625
305,000	Jack Ohio Finance LLC / Jack Ohio
	Finance 1 Corp., 144a,
	6.750%, 11/15/21	321,012
150,000	Jacobs Entertainment, Inc., 144a,
	7.875%, 2/1/24	160,500
190,000	JC Penney Corp., Inc., 144a,
	5.875%, 7/1/23	179,312
60,000	Jeld-Wen, Inc., 144a, 4.625%, 12/15/25	60,450
90,000	Jeld-Wen, Inc., 144a, 4.875%, 12/15/27	90,900
146,000	L Brands, Inc., 6.875%, 11/1/35	147,460
291,000	Mohegan Gaming & Entertainment,
	144a, 7.875%, 10/15/24	298,275
140,000	Pinnacle Entertainment, Inc.,
	5.625%, 5/1/24	149,800
714,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23(A)	730,279
600,000	Seminole Hard Rock Entertainment,
	Inc. / Seminole Hard Rock
	International LLC, 144a,
	5.875%, 5/15/21	609,000
800,000	SFR Group SA (France), 144a,
	6.250%, 5/15/24	802,000
300,000	Sinclair Television Group, Inc., 144a,
	5.625%, 8/1/24	309,375
557,000	Six Flags Entertainment Corp., 144a,
	4.875%, 7/31/24	565,355
131,000	Station Casinos LLC, 144a,
	5.000%, 10/1/25	131,655
295,000	Summit Materials LLC / Summit
	Materials Finance Corp.,
	6.125%, 7/15/23	306,800
500,000	Tribune Media Co., 5.875%, 7/15/22(A)	513,750
		7,685,447

	Telecommunication Services — 13.3%
500,000	Altice US Finance I Corp., 144a,
	5.375%, 7/15/23	511,250
255,000	AMC Networks, Inc., 4.750%, 8/1/25	252,769
350,000	Block Communications, Inc., 144a,
	6.875%, 2/15/25	366,625
425,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.000%, 2/1/28	413,313
190,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.125%, 5/1/27	187,150
246,000	CenturyLink, Inc., 5.625%, 4/1/25†	223,860
300,000	Digicel Group Ltd. (Bermuda), 144a,
	8.250%, 9/30/20	295,137
500,000	Digicel Ltd. (Bermuda), 144a,
	6.000%, 4/15/21	492,130
151,000	GTT Communications, Inc., 144a,
	7.875%, 12/31/24	159,305
380,000	Inmarsat Finance PLC (United
	Kingdom), 144a, 6.500%, 10/1/24	385,700
120,000	Intelsat Jackson Holdings SA
	(Luxembourg), 144a,
	8.000%, 2/15/24	126,300
275,000	Lee Enterprises, Inc., 144a,
	9.500%, 3/15/22	284,625
500,000	Level 3 Financing, Inc.,
	5.375%, 1/15/24	499,375
385,000	Netflix, Inc., 144a, 4.875%, 4/15/28	377,300
449,000	Nexstar Broadcasting, Inc., 144a,
	5.625%, 8/1/24	463,592
97,000	Sinclair Television Group, Inc., 144a,
	5.125%, 2/15/27	96,151
125,000	Sinclair Television Group, Inc., 144a,
	5.875%, 3/15/26	130,000
70,000	Sirius XM Radio, Inc., 144a,
	5.000%, 8/1/27	70,175
300,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26(A)	310,875
438,000	Sprint Corp., 7.625%, 2/15/25†	458,805
279,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	271,676
159,000	Videotron Ltd. (Canada), 144a,
	5.125%, 4/15/27	166,155
140,000	Wind Tre SpA (Italy), 144a,
	5.000%, 1/20/26	131,673
		6,673,941

	Energy — 12.0%
310,000	Alta Mesa Holdings LP / Alta Mesa
	Finance Services Corp.,
	7.875%, 12/15/24	339,838
500,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	492,500
150,000	California Resources Corp., 144a,
	8.000%, 12/31/22	123,750
60,000	Chesapeake Energy Corp., 144a,
	8.000%, 1/15/25	60,600
298,000	Continental Resources, Inc.,
	4.500%, 4/15/23	303,960
110,000	Continental Resources, Inc.,
	5.000%, 9/15/22	111,650
63,000	Extraction Oil & Gas, Inc., 144a,
	7.375%, 5/15/24	67,252

6

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 77.2% (Continued)

	Energy — (Continued)
$385,000	Extraction Oil & Gas, Inc. / Extraction
	Finance Corp., 144a,
	7.875%, 7/15/21	$407,138
705,000	FTS International, Inc., 6.250%, 5/1/22	682,088
310,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	263,500
160,000	MEG Energy Corp. (Canada), 144a,
	7.000%, 3/31/24	135,000
250,000	Murphy Oil Corp., 6.875%, 8/15/24	266,875
285,000	Murray Energy Corp., 144a,
	11.250%, 4/15/21	145,350
575,000	New Gold, Inc. (Canada), 144a,
	6.250%, 11/15/22	593,688
99,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 5.375%, 1/15/25	99,990
500,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 6.250%, 6/1/24	526,250
160,000	SRC Energy, Inc., 144a,
	6.250%, 12/1/25	163,600
207,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.500%, 8/15/22	207,000
390,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.750%, 4/15/25	393,272
100,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21†	102,625
463,000	Whiting Petroleum Corp.,
	6.250%, 4/1/23	475,154
80,000	Whiting Petroleum Corp., 144a,
	6.625%, 1/15/26	81,600
		6,042,680

	Health Care — 7.7%
18,000	Acadia Healthcare Co., Inc.,
	6.500%, 3/1/24	18,720
443,000	BioScrip, Inc., 8.875%, 2/15/21	400,915
130,000	Centene Corp., 6.125%, 2/15/24(A)	137,475
125,000	DaVita, Inc., 5.125%, 7/15/24(A)	126,250
246,000	DJO Finance LLC / DJO Finance Corp.,
	10.750%, 4/15/20	221,400
460,000	DJO Finco, Inc. / DJO Finance LLC /
	DJO Finance Corp., 144a,
	8.125%, 6/15/21	430,100
322,000	Envision Healthcare Corp.,
	5.625%, 7/15/22	325,220
102,000	Envision Healthcare Corp., 144a,
	6.250%, 12/1/24	105,060
100,000	HCA, Inc., 7.690%, 6/15/25	113,250
250,000	Hill-Rom Holdings, Inc., 144a,
	5.000%, 2/15/25	254,925
63,000	Mallinckrodt International Finance SA
	(Luxembourg), 4.750%, 4/15/23†	49,455
295,000	Molina Healthcare, Inc.,
	5.375%, 11/15/22	307,538
494,000	Tenet Healthcare Corp., 144a,
	7.000%, 8/1/25	464,360
375,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.375%, 3/15/20	375,469
110,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.625%, 12/1/21	107,525
365,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	333,975
100,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.500%, 3/15/22	105,000
		3,876,637

	Information Technology — 7.6%
269,000	Genesys Telecommunications
	Laboratories, Inc./Greeneden Lux 3
	SARL/Greeneden US Ho, 144a,
	10.000%, 11/30/24	293,882
220,000	j2 Cloud Services LLC / j2 Global
	Co.-Obligor, Inc., 144a,
	6.000%, 7/15/25	231,550
495,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.000%, 2/1/25	513,562
370,000	Radiate Holdco LLC / Radiate Finance,
	Inc., 144a, 6.625%, 2/15/25	349,650
634,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	670,455
510,000	Solera LLC / Solera Finance, Inc., 144a,
	10.500%, 3/1/24	573,740
372,750	Syniverse Foreign Holdings Corp.,
	144a, 9.125%, 1/15/22	378,341
434,000	TIBCO Software, Inc., 144a,
	11.375%, 12/1/21	472,791
345,000	Veritas US, Inc. / Veritas Bermuda Ltd.,
	144a, 10.500%, 2/1/24	358,800
		3,842,771

	Materials — 7.0%
51,000	ArcelorMittal (Luxembourg),
	7.500%, 10/15/39	65,280
380,000	ARD Finance SA (Luxembourg),
	7.125%, 9/15/23(B)	397,100
145,000	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA, Inc. (Ireland),
	144a, 6.000%, 2/15/25	152,613
24,000	Big River Steel LLC / BRS Finance
	Corp., 144a, 7.250%, 9/1/25	25,380
125,000	BWAY Holding Co., 144a,
	7.250%, 4/15/25	129,063
45,000	CF Industries, Inc., 5.150%, 3/15/34	45,900
400,000	Constellium NV (Netherlands), 144a,
	5.750%, 5/15/24	408,000

7

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 77.2% (Continued)

	Materials — (Continued)
$23,000	Constellium NV (Netherlands), 144a,
	5.875%, 2/15/26	$23,431
300,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.500%, 4/1/25	325,500
335,000	Freeport-McMoRan, Inc.,
	5.400%, 11/14/34(A)	340,862
110,000	Freeport-McMoRan, Inc.,
	5.450%, 3/15/43	109,862
101,000	HB Fuller Co., 4.000%, 2/15/27	95,698
300,000	Hecla Mining Co., 6.875%, 5/1/21	307,500
37,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	39,220
163,000	Kraton Polymers LLC / Kraton
	Polymers Capital Corp., 144a,
	7.000%, 4/15/25	174,410
221,000	Platform Specialty Products Corp.,
	144a, 5.875%, 12/1/25	219,342
187,000	PQ Corp., 144a, 5.750%, 12/15/25	190,272
224,000	Tronox Finance LLC (United Kingdom),
	144a, 7.500%, 3/15/22	234,080
66,000	Tronox Finance PLC, 144a,
	5.750%, 10/1/25	67,815
170,000	Venator Finance SARL / Venator
	Materials LLC, 144a,
	5.750%, 7/15/25	179,350
		3,530,678

	Financials — 5.9%
558,000	Acrisure LLC / Acrisure Finance, Inc.,
	144a, 7.000%, 11/15/25	537,778
305,000	ASP AMC Merger Sub, Inc., 144a,
	8.000%, 5/15/25	292,800
750,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	781,875
225,000	GEO Group, Inc. (The),
	6.000%, 4/15/26	231,188
500,000	HUB International Ltd., 144a,
	7.875%, 10/1/21	520,625
195,000	Quicken Loans, Inc., 144a,
	5.250%, 1/15/28	192,504
400,000	Realogy Group LLC / Realogy
	Co.-Issuer Corp., 144a,
	4.875%, 6/1/23	395,000
		2,951,770

	Industrials — 4.1%
462,000	Air Medical Group Holdings, Inc., 144a,
	6.375%, 5/15/23	443,520
165,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	162,113
189,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 12/1/24	191,835
111,000	Builders FirstSource, Inc., 144a,
	5.625%, 9/1/24	115,518
15,000	H&E Equipment Services, Inc., 144a,
	5.625%, 9/1/25	15,675
250,000	KAR Auction Services, Inc., 144a,
	5.125%, 6/1/25	256,250
70,000	RBS Global, Inc. / Rexnord LLC, 144a,
	4.875%, 12/15/25	70,700
137,000	TransDigm, Inc., 6.500%, 5/15/25	140,082
80,000	Triumph Group, Inc., 144a,
	7.750%, 8/15/25	84,900
150,000	Tutor Perini Corp., 144a,
	6.875%, 5/1/25	161,250
375,000	United Rentals North America, Inc.,
	5.875%, 9/15/26	401,250
		2,043,093

	Consumer Staples — 1.9%
175,000	B&G Foods, Inc., 5.250%, 4/1/25	178,001
11,000	Ceridian HCM Holding, Inc., 144a,
	11.000%, 3/15/21	11,495
120,000	Clearwater Seafoods, Inc. (Canada),
	144a, 6.875%, 5/1/25	120,600
115,000	Cott Holdings, Inc., 144a,
	5.500%, 4/1/25	118,162
155,000	First Quality Finance Co., Inc., 144a,
	5.000%, 7/1/25	158,100
113,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	101,982
245,000	Simmons Foods, Inc., 144a,
	5.750%, 11/1/24	243,469
		931,809

	Utilities — 1.5%
205,000	Dynegy, Inc., 7.625%, 11/1/24	219,863
100,000	Ferrellgas Partners LP / Ferrellgas
	Partners Finance Corp.,
	8.625%, 6/15/20	85,250
330,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 7.500%, 11/1/23	340,725
120,000	Talen Energy Supply LLC,
	6.500%, 6/1/25	96,900
		742,738

	Real Estate — 0.9%
471,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	475,710
	Total Corporate Bonds	$38,797,274

	Bank Loans(C) — 13.9%

	Energy — 3.3%
179,100	BCP Raptor LLC, Initial Term Loan
	(LIBOR +4.250%), 5.728%, 6/24/24	179,661

8

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(C) — 13.9% (Continued)

	Energy — (Continued)
$100,000	California Resources Corp., Term Loan
	(LIBOR +10.375%), 11.876%,
	12/31/22	$109,625
121,739	California Resources Corp., Term Loan
	(LIBOR +4.750%), 11/24/22,(D)	121,130
125,000	Chesapeake Energy Corp, Class A
	Loan (LIBOR +7.500%), 8.954%,
	8/23/21	132,875
150,000	Chief Exploration & Development LLC
	Term Loan (Second Lien) (LIBOR
	+6.500%), 7.959%, 5/16/21	147,251
39,217	Emerald 2 Limited, Facility B1 (LIBOR
	+4.000%), 5.693%, 5/14/21	39,037
125,000	FTS International Inc, Initial Term Loan
	(LIBOR +4.750%), 6.319%, 4/16/21	121,750
60,795	Gulf Finance LLC, Tranche B Term Loan
	(LIBOR +5.250%), 6.950%, 8/25/23	54,437
125,000	Medallion Midland Acquisition LLC,
	Initial Term Loan (LIBOR +3.250%),
	4.819%, 10/30/24	125,156
315,299	Murray Energy Corporation, Term B-2
	Loan Non-PIK (LIBOR +7.250%),
	8.943%, 4/16/20	276,674
143,779	Seadrill Operating LP (Seadrill Partners
	Finco LLC), Initial Term Loan
	(Marshall Islands) (LIBOR +3.000%),
	4.693%, 2/21/21	115,742
228,037	Traverse Midstream Partners LLC, Term
	Loan B (LIBOR +4.000%), 5.850%,
	9/27/24	231,002
		1,654,340

	Industrials — 2.8%
301,031	Air Medical Group Holdings Inc, Initial
	Term Loan (LIBOR +3.250%),
	4.943%, 4/28/22	299,689
92,963	Engility Corporation, New Term B-2
	Loan (LIBOR +3.250%), 5.784%,
	8/14/23	93,777
57,121	Envigo Laboratories Inc, First Lien
	Dollar Term Loan (LIBOR +8.500%),
	9.870%, 10/28/21	56,835
445,747	Forterra Finance LLC, Replacement
	Term Loan (LIBOR +3.000%),
	4.569%, 10/25/23(D)	415,940
133,913	Sequa Mezzanine Holdings LLC, First
	Lien Initial Term Loan (LIBOR
	+5.500%), 6.549%, 11/28/21	134,667
171,438	Sequa Mezzanine Holdings LLC, Initial
	Loan (Second Lien) (LIBOR
	+9.000%), 10.374%, 4/28/22	172,938
249,553	Syniverse Holdings Inc, Term Loan
	(LIBOR +3.000%), 4.569%, 4/23/19	244,978
		1,418,824

	Health Care — 1.9%
352,985	BPA Laboratories, Inc., Term Loan
	(Second Lien) (LIBOR +2.500%),
	4.193%, 4/29/20(D)	345,925
410,139	General Nutrition Centers Inc, Tranche
	B Term Loan (LIBOR +2.500%),
	4.070%, 3/4/19	335,629
248,377	Radnet Management Inc, Term B-1
	Loan (First Lien) (LIBOR +3.750%),
	5.110%, 6/30/23	251,792
		933,346

	Consumer Discretionary — 1.8%
243,939	Academy Ltd, Initial Term Loan (LIBOR
	+4.000%), 5.546%, 7/1/22	191,431
335,000	Arbys Restaurant Group, Inc. Bridge
	Loan (LIBOR +0.000%), 1/1/30,(D)	339,188
134,426	Cumulus Media Holdings Inc, Term
	Loan (LIBOR +3.250%), 4.820%,
	12/23/20	115,144
167,212	JELD-WEN, Inc. Term B-4 Loan (LIBOR
	+2.000%), 12/31/24,(D)	167,665
100,000	Petco Animal Supplies Inc, Second
	Amendment Term Loan (LIBOR
	+3.000%), 4.380%, 1/26/23	75,219
		888,647

	Information Technology — 1.6%
148,148	Almonde Inc, Dollar Term Loan
	(Second Lien) (LIBOR +7.250%),
	8.729%, 6/13/25	148,185
292,643	Evergreen Skills Lux Sarl, First Lien
	Initial Term Loan (LIBOR +4.750%),
	6.319%, 4/28/21	281,145
21,858	Evergreen Skills Lux Sarl, Second Lien
	Initial Term Loan (LIBOR +8.250%),
	9.819%, 4/28/22	19,317
48,650	Optiv Inc, First Lien Initial Term Loan
	(LIBOR +3.250%), 4.625%, 2/1/24	45,427
336,913	Veritas US Inc, New Dollar Term B Loan
	(LIBOR +4.500%), 6.193%, 1/27/23	337,476
		831,550

	Telecommunication Services — 1.6%
293,199	Acosta Inc, Tranche B-1 Loan (LIBOR
	+3.250%), 4.819%, 9/26/21	256,549
42,151	Applied Systems Inc, Second Lien
	Initial Term Loan (LIBOR +7.000%),
	8.693%, 9/19/25	43,573
234,043	Checkout Holding Corp, Term B Loan
	(First Lien) (LIBOR +3.500%), 5.069%,
	4/9/21	184,601
107,239	Infoblox Inc, First Lien Term Loan
	(LIBOR +5.000%), 6.569%, 11/7/23	107,561
86,769	Owl Finance PLC PIK Notes (LIBOR
	+8.500%), 8.500%, 9/7/65	225,311
		817,595

9

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(C) — 13.9% (Continued)

	Financials — 0.7%
$348,458	Asurion LLC, Second Lien
	Replacement B-2 Term Loan (LIBOR
	+6.000%), 7.569%, 8/4/25	$357,714

	Materials — 0.2%
99,264	Fairmount Santrol Inc, Initial Term
	Loan (LIBOR +6.000%), 7.693%,
	11/1/22	100,282
	Total Bank Loans	$7,002,298

	Asset-Backed Securities — 5.3%
250,000	Denali Capital CLO XII Ltd., Ser
	2016-1A, Class E, (Cayman Islands),
	144a, (3M LIBOR +7.750%),
	9.109%, 4/15/28(E)	251,455
500,000	Dryden XXVIII Senior Loan Fund, Ser
	2013-28A, Class B2LR, (Cayman
	Islands), 144a, (3M LIBOR +6.450%),
	7.866%, 8/15/30(E)	511,180
300,000	Madison Park Funding XII Ltd., Ser
	2014-12A, Class SUB, (Cayman
	Islands), 144a, 0.000%, 7/20/26(E)(F)	197,483
500,000	OZLM XIV Ltd., Ser 2015-14A, Class D,
	(Cayman Islands), 144a, (3M LIBOR
	+6.350%), 7.709%, 1/15/29(E)	510,512
500,000	OZLM XXI, Ser 2017-21A, Class SUB,
	(Cayman Islands), 144a,
	0.000%, 1/20/31(E)(F)	452,500
300,000	Symphony CLO XVI Ltd., Ser 2015-16A,
	Class D, (Cayman Islands), 144a, (3M
	LIBOR +3.650%), 5.009%, 7/15/28(E)	302,855
250,000	TICP CLO I Ltd., Ser 2015-1A, Class D,
	(Cayman Islands), 144a, (3M LIBOR
	+3.550%), 4.913%, 7/20/27(E)	250,588
250,000	Venture XVIII CLO Ltd., Ser 2014-18A,
	Class SUB, (Cayman Islands), 144a,
	0.000%, 10/15/29(E)(F)	172,084
	Total Asset-Backed Securities	$2,648,657

Shares

	Common Stocks — 1.8%

	Information Technology — 0.4%
173,899	Eagle Topco Ltd.(G)*	—
8,386	MModal LLC	188,685
		188,685

	Health Care — 0.8%
6,000	Acadia Healthcare Co., Inc.*	195,780
6,000	Envision Healthcare Corp.*	207,360
		403,140

	Energy — 0.6%
1,537	Linn Energy, Inc.*	61,480
74,381	Trident, Class A Templar Restructure*	156,199
10,845	Trident, Templar Restructure*	100,315
		317,994

	Advertising — 0.0%
163,444	YH Limited (United Kingdom)(G)*	—
	Total Common Stocks	$909,819

	Warrants — 0.0%

	Health Care — 0.0%
1,889	Lion Holdings, Inc. Series B Warrant(G)*	—
1,179	Lion Holdings, Inc. Series A Warrant(G)*	—
	Total Warrants	$—

	Number
	of	Notional
	Contracts	Amount

Purchased Call Options — 0.0%
VIX, Strike @20.00, Exp 2/18(A)	62	$62,062	$3,720

Shares

	Investment Fund — 0.2%
6,000	DoubleLine Income Solutions Fund, Common Shares±	$121,140

	Short-Term Investment Funds — 5.7%
2,056,813	Dreyfus Government Cash Management, InstitutionalShares, 1.19%∞Ω	2,056,813
799,592	Invesco Government & Agency Portfolio, Institutional Class, 1.19%**∞Ω	799,592
	Total Short-Term Investment Funds	$2,856,405

Total Long Positions —104.1%
(Cost $50,981,182)		$52,339,313

Principal
Amount

Securities Sold Short — (1.0%)

Corporate Bond — (0.6%)

Financials — (0.6%)
$(350,000)	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144a, 7.125%, 12/14/24	$(318,500)

10

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

		Market
Shares		Value

	Common Stocks — (0.4%)

	Consumer Discretionary — (0.2%)
(4,055)	Perry Ellis International, Inc.*	$(101,537)

	Consumer Staples — (0.2%)
(5,000)	Coty, Inc.	(99,450)
	Total Common Stocks	$(200,987)

Total Securities Sold Short
(Proceeds $491,853)		$(519,487)

	Number
	of	Notional
	Contracts	Amount

Written Call Options — 0.0%
VIX, Strike @ 25.00, Exp 02/18	(62)	$(62,062)	(2,790)
(Premiums received $2,539)			$(2,790)

Total Investment Securities —103.1%
(Cost $50,486,790)			$51,817,036

Liabilities in Excess of Other Assets — (3.1%)			(1,559,279)

Net Assets — 100.0%			$50,257,757

(A)	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of December 31, 2017 was $1,906,489.

(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.

(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of December 31, 2017.

(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(E)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2017.

(F)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(G)	Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

*	Non-income producing security.

**	Represents collateral for securities loaned.

±	Closed-End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $768,381.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

CLO - Collateral Loan Obligations

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PIK - Pay-in-Kind

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $ 30,294,943 or 60.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

11

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$38,797,274	$—	$38,797,274
Bank Loans	—	7,002,298	—	7,002,298
Asset-Backed Securities	—	2,648,657	—	2,648,657
Common Stocks	909,819	—	—	909,819
Warrants	—	—	—	—
Purchased Call Options Equity Contracts	3,720	—	—	3,720
Investment Fund	121,140	—	—	121,140
Short-Term Investment Funds	2,856,405	—	—	2,856,405
Total Assets	$3,891,084	$48,448,229	$—	$52,339,313

Liabilities:
Securities Sold Short
Corporate Bond	$—	$(318,500)	$—	$(318,500)
Common Stocks	(200,987)	—	—	(200,987)
Written Call Options Equity Contracts	(2,790)	—	—	(2,790)
Total Liabilities	$(203,777)	$(318,500)	$—	$(522,277)
Total	$3,687,307	$48,129,729	$—	$51,817,036

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Global Growth Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.0%

United States — 44.4%

Consumer Discretionary — 4.9%
Dollar Tree, Inc.*	5,765	$618,642
Priceline Group, Inc. (The)*	455	790,672

Consumer Staples — 2.3%
Monster Beverage Corp.*	10,270	649,988

Financials — 2.8%
Charles Schwab Corp. (The)	16,000	821,920

Health Care — 9.6%
Abbott Laboratories	9,510	542,736
Becton Dickinson and Co.	1,800	385,308
Regeneron Pharmaceuticals, Inc.*	3,025	1,137,279
Zoetis, Inc.	9,715	699,869

Industrials — 1.3%
Kansas City Southern	3,675	386,683

Information Technology — 23.5%
Adobe Systems, Inc.*	4,755	833,266
Alphabet, Inc. - Class A*	1,045	1,100,803
Facebook, Inc. - Class A*	10,300	1,817,538
Microsoft Corp.	16,225	1,387,886
PayPal Holdings, Inc.*	6,505	478,898
Visa, Inc. - Class A	10,290	1,173,266
Total United States		12,824,754

Cayman Islands — 22.2%

Consumer Discretionary — 8.1%
ANTA Sports Products Ltd.	150,000	680,609
New Oriental Education & Technology Group, Inc. ADR	7,330	689,020
Vipshop Holdings Ltd. ADR*	16,910	198,185
Wynn Macau Ltd.	240,800	762,820

Information Technology — 14.1%
Alibaba Group Holding Ltd. ADR*	12,150	2,095,024
Tencent Holdings Ltd.	38,325	1,983,624
Total Cayman Islands		6,409,282

Bermuda — 6.0%

Consumer Discretionary — 3.6%
Norwegian Cruise Line Holdings Ltd.*	19,400	1,033,050

Utilities — 2.4%
Beijing Enterprises Water Group Ltd.*	886,000	684,481
Total Bermuda		1,717,531

India — 5.3%

Financials — 5.3%
HDFC Bank Ltd. ADR	8,150	828,610
IndusInd Bank Ltd.	27,255	704,097
Total India		1,532,707

Switzerland — 5.3%

Consumer Discretionary — 1.8%
Dufry AG*	3,555	527,705

Consumer Staples — 1.1%
Coca-Cola HBC AG*	9,675	316,117

Financials — 2.4%
Julius Baer Group Ltd.*	11,220	686,126
Total Switzerland		1,529,948

Liberia — 2.9%

Consumer Discretionary — 2.9%
Royal Caribbean Cruises Ltd.	6,875	820,050

Canada — 2.6%

Financials — 2.6%
Toronto-Dominion Bank (The)	12,865	753,785

Japan — 2.4%

Industrials — 2.4%
Recruit Holdings Co. Ltd.	27,900	692,756

France — 2.0%

Industrials — 2.0%
Thales SA	5,380	578,993

Singapore — 1.9%

Financials — 1.9%
DBS Group Holdings Ltd.	30,100	556,738

Thailand — 1.9%

Consumer Staples — 1.9%
CP ALL PCL	234,000	552,869

Luxembourg — 1.3%

Consumer Discretionary — 1.3%
Samsonite International SA	81,600	374,952

United Kingdom — 0.9%

Information Technology — 0.9%
Just Eat PLC*	25,580	269,732

Mexico — 0.9%

Consumer Staples — 0.9%
Fomento Economico Mexicano SAB de CV ADR	2,775	260,572
Total Common Stocks		$28,874,669

13

Touchstone Global Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value
Short-Term Investment Fund — 0.3%
Dreyfus Government Cash Management, Institutional Shares, 1.19%∞Ω	76,351	$76,351

Total Investment Securities —100.3%
(Cost $21,033,748)		$28,951,020

Liabilities in Excess of Other Assets — (0.3%)		(74,084)

Net Assets — 100.0%		$28,876,936

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL- Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks United States	$12,824,754	$—	$—	$12,824,754
Cayman Islands	4,425,658	1,983,624	—	6,409,282
Bermuda	1,033,050	684,481	—	1,717,531
India	1,532,707	—	—	1,532,707
Switzerland	316,117	1,213,831	—	1,529,948
Liberia	820,050	—	—	820,050
Canada	753,785	—	—	753,785
Japan	—	692,756	—	692,756
France	—	578,993	—	578,993
Singapore	—	556,738	—	556,738
Thailand	552,869	—	—	552,869
Luxembourg	374,952	—	—	374,952
United Kingdom	269,732	—	—	269,732
Mexico	260,572	—	—	260,572
Short-Term Investment Fund	76,351	—	—	76,351
Total	$23,240,597	$5,710,423	$—	$28,951,020

At December 31, 2017, equity securities valued at $2,605,635 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Financials Statements.

14

Portfolio of Investments

Touchstone International Small Cap Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.6%

Japan — 28.1%

Consumer Discretionary — 1.0%
Nifco, Inc.	53,300	$3,628,444

Consumer Staples — 2.5%
Lion Corp.	209,700	3,963,745
Pigeon Corp.	134,800	5,121,745

Financials — 3.1%
Fukuoka Financial Group, Inc.	621,000	3,474,932
Jafco Co. Ltd.	68,100	3,928,485
Zenkoku Hosho Co. Ltd.	86,100	3,698,618

Health Care — 1.3%
Rohto Pharmaceutical Co. Ltd.	178,900	4,758,018

Industrials — 7.0%
CKD Corp.	188,200	4,218,425
Kamigumi Co. Ltd.	174,200	3,849,708
Kandenko Co. Ltd.	333,100	3,498,316
Kinden Corp.	173,000	2,816,751
Seino Holdings Co. Ltd.	219,700	3,485,433
Sinfonia Technology Co. Ltd.	669,000	2,578,692
Toda Corp.	563,000	4,506,129

Information Technology — 5.0%
Azbil Corp.	101,500	4,396,048
Hosiden Corp.	244,300	3,594,086
SCREEN Holdings Co. Ltd.	44,400	3,611,120
Sumida Corp.†	165,500	2,830,866
Ulvac, Inc.	56,000	3,512,147

Materials — 4.4%
Hitachi Chemical Co. Ltd.	89,700	2,296,852
JSR Corp.	221,900	4,359,064
Sumitomo Bakelite Co. Ltd.	519,000	4,355,200
Teijin Ltd.	204,600	4,546,193

Real Estate — 3.8%
Aeon Mall Co. Ltd.	135,600	2,648,362
Leopalace21 Corp.	638,200	4,956,008
Open House Co. Ltd.	109,400	5,883,861
Total Japan		100,517,248

United Kingdom — 9.3%

Consumer Discretionary — 2.9%
Redrow PLC	548,436	4,846,371
SSP Group PLC	585,564	5,399,781

Financials — 3.2%
IG Group Holdings PLC	226,584	2,194,988
Intermediate Capital Group PLC	250,179	3,870,941
Jupiter Fund Management PLC	662,021	5,601,670

Health Care — 2.2%
Abcam PLC*	242,890	3,459,738
Dechra Pharmaceuticals PLC	153,616	4,347,192

Materials — 1.0%
RPC Group PLC	309,715	3,686,087
Total United Kingdom		33,406,768

Italy — 7.5%

Consumer Discretionary — 1.5%
Brembo SpA	173,422	2,636,370
OVS SpA, 144a	426,695	2,843,984

Energy — 0.8%
Saras SpA	1,157,750	2,783,800

Financials — 2.2%
Azimut Holding SpA	202,072	3,865,857
Banca IFIS SpA	78,931	3,861,125

Health Care — 1.3%
DiaSorin SpA	51,891	4,607,329

Industrials — 0.8%
Interpump Group SpA	89,521	2,809,626

Utilities — 0.9%
Iren SpA	1,102,105	3,305,891
Total Italy		26,713,982

Australia — 6.4%

Energy — 2.2%
Beach Energy Ltd.	5,334,356	5,151,774
WorleyParsons Ltd.*	246,220	2,744,197

Information Technology — 0.9%
Link Administration Holdings Ltd.	501,705	3,289,257

Materials — 2.3%
BlueScope Steel Ltd.	338,201	4,028,161
St Barbara Ltd.	1,456,983	4,338,953

Real Estate — 1.0%
Charter Hall Group REIT	753,152	3,528,654
Total Australia		23,080,996

Germany — 6.4%

Financials — 1.0%
AURELIUS Equity Opportunities SE & Co. KGaA	50,550	3,454,750

Industrials — 3.0%
Duerr AG	26,971	3,430,241
Rheinmetall AG	56,761	7,178,172

Information Technology — 1.3%
Software AG	84,689	4,750,253

Materials — 1.1%
Salzgitter AG	71,820	4,079,779
Total Germany		22,893,195

15

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.6% (Continued)

Switzerland — 5.7%

Financials — 2.1%
Cembra Money Bank AG*	78,966	$7,356,613

Industrials — 3.6%
dormakaba Holding AG*	2,603	2,423,781
Georg Fischer AG	3,642	4,808,047
Wizz Air Holdings PLC, 144a*	115,968	5,761,918
Total Switzerland		20,350,359

Canada — 5.4%

Consumer Discretionary — 1.0%
Corus Entertainment, Inc. - Class B	377,115	3,510,140

Energy — 0.7%
Trican Well Service Ltd.*	771,880	2,505,386

Industrials — 2.1%
Boyd Group, Income Fund†	34,833	2,795,785
Finning International, Inc.	187,662	4,735,592

Materials — 0.7%
Intertape Polymer Group, Inc.	157,465	2,692,063

Utilities — 0.9%
Superior Plus Corp.†	341,265	3,222,606
Total Canada		19,461,572

Netherlands — 5.1%

Financials — 2.8%
ASR Nederland NV.	136,007	5,598,959
Euronext NV., 144a	70,490	4,372,401

Information Technology — 1.1%
ASM International NV.	57,006	3,849,738

Materials — 1.2%
AMG Advanced Metallurgical Group NV.	84,671	4,258,235
Total Netherlands		18,079,333

France — 3.9%

Industrials — 1.6%
SPIE SA	104,038	2,704,887
Tarkett SA	66,619	2,796,040

Information Technology — 1.3%
Alten SA	55,942	4,672,347

Utilities — 1.0%
Rubis SCA	51,867	3,670,468
Total France		13,843,742

Luxembourg — 3.2%

Industrials — 0.9%
Stabilus SA	37,476	3,370,159

Materials — 1.1%
APERAM SA*	73,028	3,751,671

Real Estate — 1.2%
Grand City Properties SA	183,858	4,327,827
Total Luxembourg		11,449,657

Sweden — 2.6%

Industrials — 0.9%
Intrum Justitia AB†	89,985	3,327,090

Information Technology — 0.6%
NetEnt AB*	288,398	1,986,382

Real Estate — 1.1%
Hemfosa Fastigheter AB	306,003	4,100,440
Total Sweden		9,413,912

Denmark — 2.4%

Consumer Staples — 1.5%
Royal Unibrew A/S	88,330	5,292,938

Financials — 0.9%
Topdanmark A/S*	80,255	3,466,067
Total Denmark		8,759,005

South Korea — 2.4%

Consumer Discretionary — 1.2%
Mando Corp.	14,787	4,261,164

Industrials — 1.2%
Doosan Bobcat, Inc.	130,803	4,366,704
Total South Korea		8,627,868

Cayman Islands — 2.1%

Health Care — 1.1%
China Medical System Holdings Ltd.	1,731,000	4,036,788

Industrials — 1.0%
Bizlink Holding, Inc.	381,000	3,540,107
Total Cayman Islands		7,576,895

Singapore — 2.1%

Industrials — 0.7%
BOC Aviation Ltd., 144a	455,300	2,424,401

Information Technology — 1.4%
Kulicke & Soffa Industries, Inc.*	208,665	5,077,863
Total Singapore		7,502,264

16

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.6% (Continued)

Taiwan — 1.0%

Information Technology — 1.0%
Sinbon Electronics Co. Ltd.	1,239,702	$3,595,150

Ireland — 1.0%

Health Care — 1.0%
UDG Healthcare PLC	303,882	3,466,911

Austria — 0.7%

Financials — 0.7%
UNIQA Insurance Group AG	241,787	2,558,745

Hong Kong — 0.7%

Consumer Discretionary — 0.7%
Melco International Development Ltd.	844,000	2,475,025

Bermuda — 0.6%

Consumer Discretionary — 0.6%
Man Wah Holdings Ltd.	2,396,400	2,272,231
Total Common Stocks		$346,044,858

Exchange-Traded Fund — 2.4%

United States — 2.4%
iShares MSCI EAFE Small-Cap ETF	133,074	$8,583,273

Number
of
Rights

Rights — 0.0%

Cayman Islands — 0.0%

Industrials — 0.0%
Bizlink Holding, Inc. Exp 01/09/18, Strike Price TWD 210.00	7,910	$18,208

		Market
	Shares	Value

Short-Term Investment Funds — 2.8%
Dreyfus Government Cash Management, Institutional Shares, 1.19%∞Ω	2,563,630	$2,563,630
Invesco Government & Agency Portfolio, Institutional Class, 1.19%**∞Ω	7,521,201	7,521,201
Total Short-Term Investment Funds		$10,084,831

Total Investment Securities —101.8%
(Cost $292,813,541)		$364,731,170

Liabilities in Excess of Other Assets — (1.8%)		(6,385,720)

Net Assets — 100.0%		$358,345,450

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $7,261,771.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT- Real Estate Investment Trust

TWD - Taiwan Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $15,402,704 or 4.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

17

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financials Statements.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$5,883,861	$94,633,387	$—	$100,517,248
United Kingdom	27,805,098	5,601,670	—	33,406,768
Italy	20,038,499	6,675,483	—	26,713,982
Australia	—	23,080,996	—	23,080,996
Germany	3,454,750	19,438,445	—	22,893,195
Switzerland	5,761,918	14,588,441	—	20,350,359
Canada	19,461,572	—	—	19,461,572
Netherlands	4,258,235	13,821,098	—	18,079,333
France	11,138,855	2,704,887	—	13,843,742
Luxembourg	3,370,159	8,079,498	—	11,449,657
Sweden	5,313,472	4,100,440	—	9,413,912
Denmark	5,292,938	3,466,067	—	8,759,005
South Korea	4,261,164	4,366,704	—	8,627,868
Cayman Islands	4,036,788	3,540,107	—	7,576,895
Singapore	5,077,863	2,424,401	—	7,502,264
Taiwan	3,595,150	—	—	3,595,150
Ireland	3,466,911	—	—	3,466,911
Austria	2,558,745	—	—	2,558,745
Hong Kong	—	2,475,025	—	2,475,025
Bermuda	—	2,272,231	—	2,272,231
Exchange-Traded Fund	8,583,273	—	—	8,583,273
Rights Cayman Islands	—	18,208	—	18,208
Short-Term Investment Funds	10,084,831	—	—	10,084,831
Total	$153,444,082	$211,287,088	$—	$364,731,170

At December 31, 2017, equity securities valued at $12,955,572 and $33,185,499 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Financials Statements.

18

Portfolio of Investments

Touchstone Large Cap Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.2%

Financials — 24.8%
Alleghany Corp.*	19,113	$11,393,068
Bank of America Corp.	215,959	6,375,110
Berkshire Hathaway, Inc. - Class B*	132,984	26,360,088
BlackRock, Inc.	29,962	15,391,779
Progressive Corp. (The)	313,975	17,683,072
Wells Fargo & Co.	219,009	13,287,276
		90,490,393

Consumer Discretionary — 21.0%
CarMax, Inc.*	210,192	13,479,613
Carnival Corp. (Panama)	254,514	16,892,094
Dollar Tree, Inc.*	173,955	18,667,111
Lowe's Cos., Inc.	97,642	9,074,847
NIKE, Inc. - Class B	168,810	10,559,065
O'Reilly Automotive, Inc.*	34,030	8,185,576
		76,858,306

Industrials — 16.5%
Deere & Co.	94,548	14,797,707
FedEx Corp.	34,935	8,717,680
General Dynamics Corp.	72,677	14,786,136
Norfolk Southern Corp.	97,360	14,107,464
Southwest Airlines Co.	120,415	7,881,162
		60,290,149

Information Technology — 15.6%
Alphabet, Inc. - Class C*	12,720	13,310,208
Apple, Inc.	110,575	18,712,607
Cisco Systems, Inc.	250,212	9,583,120
Visa, Inc. - Class A	136,387	15,550,846
		57,156,781

Health Care — 8.2%
Alexion Pharmaceuticals, Inc.*	82,540	9,870,959
Bristol-Myers Squibb Co.	128,259	7,859,712
Eli Lilly & Co.	143,256	12,099,402
		29,830,073

Consumer Staples — 5.4%
Altria Group, Inc.	182,705	13,046,964
Coca-Cola Co. (The)	144,723	6,639,891
		19,686,855

Materials — 2.8%
NewMarket Corp.	25,892	10,289,222

Energy — 2.3%
Chevron Corp.	67,731	8,479,244

Telecommunication Services — 1.6%
Verizon Communications, Inc.	111,034	5,877,030
Total Common Stocks		$358,958,053

Short-Term Investment Fund — 1.6%
Dreyfus Government Cash Management, Institutional Shares, 1.19%∞Ω	5,881,355	$5,881,354

Total Investment Securities —99.8%
(Cost $271,727,290)		$364,839,407

Other Assets in Excess of Liabilities — 0.2%		628,322

Net Assets — 100.0%		$365,467,729

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$358,958,053	$—	$—	$358,958,053
Short-Term Investment Fund	5,881,354	—	—	5,881,354
Total	$364,839,407	$—	$—	$364,839,407

See accompanying Notes to Financial Statements.

19

Portfolio of Investments

Touchstone Large Company Growth Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Information Technology — 46.0%
Adobe Systems, Inc.*	61,525	$10,781,641
Alibaba Group Holding Ltd. ADR*	96,850	16,699,846
Alphabet, Inc. - Class A*	13,035	13,731,069
Facebook, Inc. - Class A*	95,100	16,781,346
Microsoft Corp.	126,200	10,795,148
PayPal Holdings, Inc.*	70,325	5,177,326
Tencent Holdings Ltd. ADR	290,875	15,102,230
Visa, Inc. - Class A	111,525	12,716,080
		101,784,686

Consumer Discretionary — 18.4%
Dollar Tree, Inc.*	84,700	9,089,157
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	125,325	6,673,556
Priceline Group, Inc. (The)*	4,825	8,384,596
Royal Caribbean Cruises Ltd. (Liberia)	70,825	8,448,006
Starbucks Corp.	59,500	3,417,085
Wynn Resorts Ltd.	28,000	4,720,520
		40,732,920

Health Care — 18.1%
Abbott Laboratories	120,875	6,898,336
Alexion Pharmaceuticals, Inc.*	33,000	3,946,470
Becton Dickinson and Co.	24,650	5,276,579
Regeneron Pharmaceuticals, Inc.*	26,400	9,925,344
Thermo Fisher Scientific, Inc.	8,175	1,552,269
Zoetis, Inc.	170,825	12,306,233
		39,905,231

Financials — 8.4%
BlackRock, Inc.	2,150	1,104,477
Charles Schwab Corp. (The)	207,500	10,659,275
Toronto-Dominion Bank (The) (Canada)	117,575	6,887,544
		18,651,296

Consumer Staples — 4.8%
Monster Beverage Corp.*	168,850	10,686,516

Industrials — 3.4%
Canadian Pacific Railway Ltd. (Canada)	16,875	3,084,075
Kansas City Southern	42,525	4,474,481
		7,558,556
Total Common Stocks		$219,319,205

Short-Term Investment Fund — 0.3%
Dreyfus Government Cash Management, Institutional Shares, 1.19%∞Ω	643,297	$643,297

Total Investment Securities —99.4%
(Cost $138,893,954)		$219,962,502

Other Assets in Excess of Liabilities — 0.6%		1,298,408

Net Assets — 100.0%		$221,260,910

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$219,319,205	$—	$—	$219,319,205
Short-term Investment Fund	643,297	—	—	643,297
Total	$219,962,502	$—	$—	$219,962,502

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – December 31, 2017 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue Bonds — 67.7%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$563,450
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	434,351
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	679,341
650,000	Montgomery Co OH Rev (Unrefunded Catholic Hlth Initiatives)	5.250	05/01/29	736,222
460,000	Cleveland OH Income Tax Rev (Ref & Impt Sub Lien Pks & Recr)	4.000	10/01/29	509,257
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	891,120
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	562,860
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children's Hosp)	5.000	05/15/30	1,249,210
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,067,570
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,083,830
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	545,020
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,067,500
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	830,798
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,074,720
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,132,480
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,136,440
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,138,281
500,000	OH St Univ Ser A	4.000	12/01/32	541,375
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	179,463
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	299,437
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,253,837
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,166,680
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/33	279,775
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,199,040
525,000	OH St Univ Ser A	4.000	12/01/33	566,039
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	281,234
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	723,994
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/34	279,305
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	591,760
570,000	Miami Univ OH (Ref)	5.000	09/01/35	670,628
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,270,839
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	579,870
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	563,872
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	233,496
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	561,195
350,000	Warren Co OH Hlth Care Facs Rev (Ref Otterbein Homes) Ser A	5.000	07/01/36	398,769
550,000	Franklin Co OH Hosp Facs Rev (Ref Nationwide Childrens Hosp)	4.000	11/01/36	586,833
1,000,000	Allen Co OH Hosp Facs Rev (Ref)	4.000	08/01/37	1,045,940
250,000	Marysville OH Wst Wtr Treatment (Ref)	4.000	12/01/37	265,852
800,000	OH St Hosp Rev (Ref Univ Hosp Hlth System) Ser A	5.000	01/15/41	906,136
	Total Fixed Rate Revenue Bonds			$30,147,819

	General Obligation Bonds — 15.9%
845,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,069,964
250,000	Revere OH LSD (Ref Sch Facs Impt) UTGO Ser C	4.000	12/01/28	282,268
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO	5.000	01/15/30	320,384
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO	5.000	06/01/31	1,605,390
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,149,010
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	327,831
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	401,238
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	583,365
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	510,225

21

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	General Obligation Bonds — 15.9% (Continued)
$200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000%	12/01/35	$231,870
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	587,930
	Total General Obligation Bonds			$7,069,475

	Pre-refunded/Escrowed to Maturity — 15.0%
1,000,000	OH St Hgr Edl Fac Commis (Xavier Univ) Ser C Pre-refunded @ $100	5.750	11/01/18	1,034,980
1,500,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B Pre-refunded @ $100	5.125	01/01/19	1,553,925
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	4.500	06/01/19	1,040,720
1,000,000	Franklin Co OH Hosp Rev (Nationwide Childrens Hosp Impt) Pre-refunded @ $100	4.750	11/01/19	1,057,060
895,000	Milton Union OH Exempt Vlg Sch Dist (Sch Impt) Pre-refunded @ $100	4.875	12/01/19	949,416
345,000	Univ of Toledo OH Ser B Pre-refunded @ $100	5.000	06/01/21	375,622
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A Pre-refunded @ $100	5.000	11/01/22	286,328
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	11/12/23	404,775
	Total Pre-refunded/Escrowed to Maturity			$6,702,826

	Variable Rate Demand Notes(A) — 1.1%

500,000	OH St Hgr Edl Fac Commis (Variable Cleveland Clinic Hosp) Ser B 3 (LIQ: U.S. Bank NA)(B)	1.230	01/01/39	$500,000

	Total Investment Securities —99.7%
	(Cost $41,911,850)			$44,420,120

	Other Assets in Excess of Liabilities — 0.3%			133,147

	Net Assets — 100.0%			$44,553,267

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown are the final maturity dates. The interest rates shown are the coupon rates in effect at December 31, 2017.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

22

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

As of December 31, 2017, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of December 31, 2017, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LIQ - Liquidity Agreement

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$44,420,120	$—	$44,420,120

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Financials — 29.0%
Argo Group International Holdings Ltd. (Bermuda)	22,150	$1,365,548
Bancorp, Inc. (The)*	163,960	1,619,925
BofI Holding, Inc.*†	39,800	1,190,020
Boston Private Financial Holdings, Inc.	96,700	1,494,015
Cowen, Inc.*	96,475	1,316,884
Customers Bancorp, Inc.*	59,820	1,554,722
Federated National Holding Co.	46,900	777,133
First Bancorp/Southern Pines NC	36,600	1,292,346
First Busey Corp.	52,000	1,556,880
FirstCash, Inc.	21,900	1,477,155
Green Dot Corp. - Class A*	16,400	988,264
Greenlight Capital Re Ltd. (Cayman Islands) Class A*	52,200	1,049,220
HomeStreet, Inc.*	58,200	1,684,890
Investors Bancorp, Inc.	95,300	1,322,764
James River Group Holdings Ltd. (Bermuda)	27,250	1,090,272
MBIA, Inc.*†	111,900	819,108
Nationstar Mortgage Holdings, Inc.*	64,600	1,195,100
Popular, Inc. (Puerto Rico)	24,200	858,858
Radian Group, Inc.	62,900	1,296,369
Republic First Bancorp, Inc.*†	102,400	865,280
Simmons First National Corp. - Class A	28,800	1,644,480
South State Corp.	18,100	1,577,415
Stewart Information Services Corp.	27,700	1,171,710
Texas Capital Bancshares, Inc.*	21,500	1,911,350
		31,119,708

Industrials — 19.2%
Air Transport Services Group, Inc.*	58,500	1,353,690
Apogee Enterprises, Inc.	33,300	1,522,809
Casella Waste Systems, Inc. Class A*	75,700	1,742,614
Comfort Systems USA, Inc.	29,700	1,296,405
Covanta Holding Corp.	84,300	1,424,670
Dycom Industries, Inc.*	12,000	1,337,160
EnerSys	19,100	1,329,933
Engility Holdings, Inc.*	34,600	981,602
ITT, Inc.	24,100	1,286,217
MRC Global, Inc.*	60,950	1,031,274
Navigant Consulting, Inc.*	69,900	1,356,759
NCI Building Systems, Inc.*	70,600	1,362,580
SP Plus Corp.*	26,800	994,280
Textainer Group Holdings Ltd. (Bermuda)*†	53,300	1,145,950
Tutor Perini Corp.*	45,800	1,161,030
YRC Worldwide, Inc.*	88,400	1,271,192
		20,598,165

Consumer Discretionary — 13.0%
AMC Entertainment Holdings, Inc. - Class A†	56,300	850,130
American Eagle Outfitters, Inc.	60,800	1,143,040
Bloomin' Brands, Inc.	67,200	1,434,048
Boot Barn Holdings, Inc.*	55,600	923,516
Dave & Buster's Entertainment, Inc.*	11,700	645,489
Gentherm, Inc.*	22,600	717,550
Michaels Cos., Inc. (The)*	56,700	1,371,573
Motorcar Parts of America, Inc.*	33,900	847,161
New Media Investment Group, Inc.	58,787	986,446
Red Robin Gourmet Burgers, Inc.*	19,600	1,105,440
SeaWorld Entertainment, Inc.*†	82,800	1,123,596
Stars Group, Inc. (The)*	54,000	1,258,200
TRI Pointe Group, Inc.*	87,100	1,560,832
		13,967,021

Information Technology — 10.1%
ACI Worldwide, Inc.*	43,700	990,679
Blackhawk Network Holdings, Inc.*	28,700	1,023,155
CACI International, Inc. - Class A*	9,275	1,227,546
Diebold Nixdorf, Inc.†	31,200	510,120
DST Systems, Inc.	15,700	974,499
Entegris, Inc.	29,400	895,230
Finisar Corp.*	36,100	734,635
Methode Electronics, Inc.	24,500	982,450
Oclaro, Inc.*†	140,200	944,948
Semtech Corp.*	35,100	1,200,420
Super Micro Computer, Inc.*	18,500	387,112
TiVo Corp.	58,016	905,050
		10,775,844

Real Estate — 7.6%
Columbia Property Trust, Inc. REIT	49,400	1,133,730
CoreCivic, Inc. REIT	40,800	918,000
Equity Commonwealth REIT*	55,500	1,693,305
Retail Opportunity Investments Corp. REIT	77,200	1,540,140
RLJ Lodging Trust REIT	78,437	1,723,261
Spirit Realty Capital, Inc. REIT	130,400	1,118,832
		8,127,268

Health Care — 5.3%
AMN Healthcare Services, Inc.*	21,925	1,079,806
BioTelemetry, Inc.*	60,400	1,805,960
Lannett Co., Inc.*†	30,300	702,960
OraSure Technologies, Inc.*	37,700	711,022
Syneos Health, Inc. - Class A*	11,400	497,040
Tivity Health, Inc.*	23,200	847,960
		5,644,748

Energy — 4.2%
Basic Energy Services, Inc.*	44,300	1,039,721
Delek US Holdings, Inc.	37,200	1,299,768
McDermott International, Inc.*	110,900	729,722
Ring Energy, Inc.*	101,100	1,405,290
		4,474,501

Consumer Staples — 3.5%
Casey's General Stores, Inc.	14,000	1,567,160
Chefs' Warehouse, Inc. (The)*	54,700	1,121,350
United Natural Foods, Inc.*	20,700	1,019,889
		3,708,399

24

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.8% (Continued)

Materials — 2.8%
Compass Minerals International, Inc.†	18,800	$1,358,300
Ferroglobe PLC (United kingdom)	105,000	1,701,000
Ferroglobe Representation and Warranty Insurance Trust(A)	173,700	—
		3,059,300

Utilities — 1.7%
NorthWestern Corp.	10,600	632,820
Portland General Electric Co.	26,400	1,203,312
		1,836,132

Telecommunication Services — 1.4%
Vonage Holdings Corp.*	147,900	1,504,143
Total Common Stocks		$104,815,229

Short-Term Investment Funds — 10.3%
Dreyfus Government Cash Management, Institutional Shares, 1.19%∞Ω	2,670,183	2,670,183
Invesco Government & Agency Portfolio, Institutional Class, 1.19%**∞Ω	8,359,850	8,359,850
Total Short-Term Investment Funds		$11,030,033

Total Investment Securities —108.1%
(Cost $101,269,107)		$115,845,262

Liabilities in Excess of Other Assets — (8.1%)		(8,697,118)

Net Assets — 100.0%		$107,148,144

(A)	Level 3 – For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $8,089,458.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$104,815,229	$—	$—	$104,815,229
Short-Term Investment Funds	11,030,033	—	—	11,030,033
Total	$115,845,262	$—	$—	$115,845,262

See accompanying Notes to Financial Statements.

25

Portfolio of Investments

Touchstone Value Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.6%

Financials — 19.7%
American Express Co.	94,442	$9,379,035
American International Group, Inc.	170,298	10,146,355
Bank of America Corp.	349,964	10,330,937
Citigroup, Inc.	131,389	9,776,655
JPMorgan Chase & Co.	131,081	14,017,802
PNC Financial Services Group, Inc. (The)	22,860	3,298,469
Wells Fargo & Co.	230,765	14,000,513
Xl Group Ltd. (Bermuda)	181,600	6,385,056
		77,334,822

Health Care — 17.7%
Anthem, Inc.	49,105	11,049,116
Cardinal Health, Inc.	106,800	6,543,636
Express Scripts Holding Co.*	95,518	7,129,464
Johnson & Johnson	65,684	9,177,368
Medtronic PLC (Ireland)	149,371	12,061,708
Merck & Co., Inc.	115,029	6,472,682
Pfizer, Inc.	303,839	11,005,049
Sanofi ADR	141,708	6,093,444
		69,532,467

Energy — 14.2%
BP PLC ADR	329,446	13,846,615
Chevron Corp.	83,900	10,503,441
ConocoPhillips	216,726	11,896,090
Occidental Petroleum Corp.	122,030	8,988,730
Phillips 66	105,143	10,635,214
		55,870,090

Information Technology — 12.1%
Broadcom Ltd. (Singapore)	15,400	3,956,260
Microsoft Corp.	131,294	11,230,889
Oracle Corp.	238,973	11,298,643
QUALCOMM, Inc.	181,608	11,626,544
Texas Instruments, Inc.	90,189	9,419,339
		47,531,675

Industrials — 10.1%
General Dynamics Corp.	31,264	6,360,661
General Electric Co.	471,200	8,222,440
Johnson Controls International PLC (Ireland)	292,941	11,163,982
Raytheon Co.	20,268	3,807,344
United Technologies Corp.	78,000	9,950,460
		39,504,887

Consumer Discretionary — 10.0%
Comcast Corp. - Class A	126,400	5,062,320
Dollar General Corp.	130,163	12,106,461
Lowe's Cos., Inc.	136,542	12,690,213
Twenty-First Century Fox, Inc. - Class A	267,700	9,243,681
		39,102,675

Consumer Staples — 8.4%
Altria Group, Inc.	157,688	11,260,500
CVS Health Corp.	144,600	10,483,500
Philip Morris International, Inc.	108,045	11,414,954
		33,158,954

Materials — 5.1%
Air Products & Chemicals, Inc.	80,700	13,241,256
DowDuPont, Inc.	95,139	6,775,800
		20,017,056

Telecommunication Services — 2.3%
Verizon Communications, Inc.	173,319	9,173,775
Total Common Stocks		$391,226,401

Short-Term Investment Fund — 0.2%
Dreyfus Government Cash Management, Institutional Shares, 1.19%∞Ω	930,437	$930,437

Total Investment Securities —99.8%
(Cost $282,481,852)		$392,156,838

Other Assets in Excess of Liabilities — 0.2%		795,048

Net Assets — 100.0%		$392,951,886

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

26

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$391,226,401	$—	$—	$391,226,401
Short-Term Investment Fund	930,437	—	—	930,437
Total	$392,156,838	$—	$—	$392,156,838

See accompanying Notes to Financial Statements.

27

Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Credit	Global	International	Touchstone
	Opportunities	Growth	Small Cap	Large Cap
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$50,981,182	$21,033,748	$292,813,541	$271,727,290
Investments, at market value (A)	$52,339,313	$28,951,020	$364,731,170	$364,839,407
Cash	43,148	—	—	—
Foreign currency (B)	25,475	—	221,694	—
Dividends and interest receivable	705,982	6,273	315,142	289,295
Receivable for capital shares sold	6,620	25	525,902	1,136,499
Receivable for investments sold	372,434	—	589,455	—
Receivable for securities lending income	250	—	8,268	—
Tax reclaim receivable	—	1,272	144,660	—
Other assets	8,111	9,129	29,698	29,024
Total Assets	53,501,333	28,967,719	366,565,989	366,294,225

Liabilities
Written options, at market value(C)	2,790	—	—	—
Securities sold short (D)	519,487	—	—	—
Dividends and interest payable on securities sold short	1,631	—	—	—
Foreign currency(B}	—	6	—	—
Due to prime broker	125,727	—	—	—
Dividends payable	—	—	—	—
Deferred foreign capital gains tax*	—	16,536	—	—
Payable for return of collateral for securities on loan	799,592	—	7,521,201	—
Payable for capital shares redeemed	98,086	—	155,032	436,654
Payable for investments purchased	1,589,327	—	—	—
Payable to Investment Advisor	44,829	16,491	279,199	213,006
Payable to other affiliates	367	367	44,279	15,365
Payable to Trustees	7,470	7,470	7,470	7,470
Payable to Transfer Agent	208	2,709	116,812	123,919
Payable for reports to shareholders	2,264	2,251	6,104	4,351
Payable for professional services	27,753	38,758	55,045	21,087
Other accrued expenses and liabilities	24,045	6,195	35,397	4,644
Total Liabilities	3,243,576	90,783	8,220,539	826,496
Net Assets	$50,257,757	$28,876,936	$358,345,450	$365,467,729

Net assets consist of:
Paid-in capital	$48,891,763	$20,469,481	$291,551,214	$290,186,147
Accumulated net investment income (loss)	(5,891)	(59,912)	(8,206,867)	(434)
Accumulated net realized gains (losses) on investments, foreign currency transactions and securities sold short	38,653	566,528	3,076,661	(17,830,101)
Net unrealized appreciation on investments, foreign currency transactions, securities sold short, written options and unfunded loan commitments	1,333,232	7,900,839	71,924,442	93,112,117
Net Assets	$50,257,757	$28,876,936	$358,345,450	$365,467,729
(A) Includes market value of securities on loan of:	$768,381	$—	$7,261,771	$—
(B) Cost of foreign currency:	$22,489	$—	$223,303	$—
(C) Proceeds received for written options:	$2,539	$—	$—	$—
(D) Proceeds received for securities sold short:	$491,853	$—	$—	$—

* See Note 2 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

28

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Large Company	Ohio Tax-Free	Small Cap Value	Touchstone
Growth	Bond	Opportunities	Value
Fund	Fund	Fund	Fund

$138,893,954	$41,911,850	$101,269,107	$282,481,852
$219,962,502	$44,420,120	$115,845,262	$392,156,838
69	15,929	10	—
—	—	—	—
65,208	345,926	123,936	728,170
33,000	5,705	2,430	508,940
1,444,298	—	—	785,027
—	—	22,811	—
—	—	—	—
22,224	8,083	25,433	34,863
221,527,301	44,795,763	116,019,882	394,213,838

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	29,495	—	—
—	—	—	—
—	—	8,359,850	—
60,007	142,026	165,143	315,650
—	—	172,897	589,737
129,453	13,625	79,640	207,166
19,477	11,902	7,859	11,435
7,470	7,469	7,470	7,470
31,406	12,796	50,994	98,433
2,355	2,771	6,371	7,973
14,306	13,213	16,502	19,075
1,917	9,199	5,012	5,013
266,391	242,496	8,871,738	1,261,952
$221,260,910	$44,553,267	$107,148,144	$392,951,886

$134,210,794	$42,009,759	$94,819,300	$287,358,700
(413,544)	(18,096)	91,767	(12,375)
6,395,112	53,334	(2,339,078)	(4,069,425)
81,068,548	2,508,270	14,576,155	109,674,986
$221,260,910	$44,553,267	$107,148,144	$392,951,886
$—	$—	$8,089,458	$—
$—	$—	$—	$—
$—	$—	$—	$—
$—	$—	$—	$—

29

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone
	Credit	Global	International	Touchstone
	Opportunities	Growth	Small Cap	Large Cap
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$47,794	$581,911	$11,100,062	$4,260,912
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,699	23,415	599,033	317,735
Net asset value price per share*	$10.17	$24.85	$18.53	$13.41
Maximum sales charge - Class A shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.79	$26.37	$19.66	$14.23

Pricing of Class C Shares
Net assets applicable to Class C shares	$22,335	$267,970	$2,911,837	$8,157,263
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,189	10,897	159,349	616,686
Net asset value and offering price per share**	$10.20	$24.59	$18.27	$13.23

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$247,132	$291,455	$161,198,784	$239,957,990
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	24,313	11,711	8,525,873	17,860,534
Net asset value, offering price and redemption price per share	$10.16	$24.89	$18.91	$13.44

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$49,940,496	$27,735,600	$183,134,767	$113,091,564
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,912,498	1,111,082	9,642,745	8,408,610
Net asset value, offering price and redemption price per share	$10.17	$24.96	$18.99	$13.45

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

30

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Large Company	Ohio Tax-Free	Small Cap Value	Touchstone
Growth	Bond	Opportunities	Value
Fund	Fund	Fund	Fund

$2,902,826	$35,837,633	$2,588,945	$38,649,117
74,312	3,100,761	145,947	3,861,796
$39.06	$11.56	$17.74	$10.01
5.75%	4.75%	5.75%	5.75%
$41.44	$12.14	$18.82	$10.62

$140,881	$5,646,355	$668,020	$4,379,496
3,644	487,855	39,155	439,070
$38.66	$11.57	$17.06	$9.97

$11,749,515	$2,600,237	$97,672,503	$87,206,412
299,732	224,828	5,167,126	8,680,083
$39.20	$11.57	$18.90	$10.05

$206,467,688	$469,042	$6,218,676	$262,716,861
5,259,184	40,533	324,087	26,218,506
$39.26	$11.57	$19.19	$10.02

31

Statements of Operations

For the Six Months Ended December 31, 2017 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Credit	Global	International
	Opportunities	Growth	Small Cap
	Fund	Fund	Fund
Investment Income
Dividends(A)	$15,646	$83,367	$2,162,588
Interest	1,701,680	—	—
Income from securities loaned	4,787	2,929	70,092
Total Investment Income	1,722,113	86,296	2,232,680
Expenses
Investment advisory fees	279,650	122,742	1,592,768
Administration fees	36,863	19,775	244,430
Compliance fees and expenses	875	875	875
Custody fees	14,114	3,268	43,710
Professional fees	21,090	21,143	35,935
Transfer Agent fees, Class A	56	158	13,365
Transfer Agent fees, Class C	29	31	2,240
Transfer Agent fees, Class Y	84	30	85,376
Transfer Agent fees, Institutional Class	43	3,901	32,277
Registration Fees, Class A	1,549	3,308	9,286
Registration Fees, Class C	1,755	1,779	5,843
Registration Fees, Class Y	2,496	1,779	10,776
Registration Fees, Institutional Class	1,600	1,779	10,134
Dividend expense on securities sold short	625	—	—
Interest expense on securities sold short	14,219	—	—
Reports to Shareholders, Class A	1,475	1,480	2,484
Reports to Shareholders, Class C	1,470	1,472	1,679
Reports to Shareholders, Class Y	1,475	1,471	6,865
Reports to Shareholders, Institutional Class	1,469	1,491	2,320
Distribution expenses, Class A	59	479	19,790
Distribution and shareholder servicing expenses, Class C	111	606	14,460
Trustee fees	7,461	7,461	7,461
Other expenses	21,328	6,360	46,204
Total Expenses	409,896	201,388	2,188,278
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(53,943)	(55,180)	(60,613)
Net Expenses	355,953	146,208	2,127,665
Net Investment Income (Loss)	1,366,160	(59,912)	105,015
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	392,831	1,106,078	16,830,681
Net realized gains (losses) on foreign currency transactions	2	440	(11,735)
Net realized gains on securities sold short	45,261	—	—
Net change in unrealized appreciation (depreciation) on investments(C)	(73,660)	2,413,276	23,779,155
Net change in unrealized appreciation (depreciation) on foreign currency transactions	1,224	57	(27,353)
Net change in unrealized appreciation (depreciation) on securities sold short	(70,134)	—	—
Net change in unrealized appreciation (depreciation) on written options	(251)	—	—
Net change in unrealized appreciation (depreciation) on unfunded loan commitments	432	—	—
Net Realized and Unrealized Gains (Losses) on Investments	295,705	3,519,851	40,570,748
Change in Net Assets Resulting from Operations	$1,661,865	$3,459,939	$40,675,763
(A)Net of foreign tax withholding of:	$—	$1,464	$249,276
(B)See Note 4 in Notes to Financial Statements.
(C)Includes change in deferred foreign capital gains tax of $(6,710) for the Global Growth Fund.

See accompanying Notes to Financial Statements.

32

Statements of Operations (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone
Touchstone	Large Company	Ohio	Small Cap Value	Touchstone
Large Cap	Growth	Tax-Free Bond	Opportunities	Value
Fund	Fund	Fund	Fund	Fund

$2,516,587	$523,576	$158	$659,848	$5,000,945
—	—	908,049	—	—
221	26,694	—	80,886	143
2,516,808	550,270	908,207	740,734	5,001,088

1,215,353	813,344	119,820	518,764	1,256,400
251,752	157,246	34,748	79,180	280,274
875	875	875	875	875
4,544	5,466	1,904	4,788	4,834
17,205	14,039	13,097	13,275	17,033
2,569	602	11,423	3,339	26,365
1,814	31	1,532	699	2,223
109,129	3,219	26	57,049	45,321
4,788	45,699	84	128	40,511
3,691	3,183	5,048	8,845	9,427
5,975	2,385	3,819	4,567	4,792
10,213	5,401	2,252	8,866	10,009
7,358	10,176	2,252	8,831	10,136
—	—	—	—	—
—	—	—	—	—
1,674	1,530	2,048	1,725	3,006
1,630	1,474	1,595	1,550	1,679
8,608	1,541	1,455	4,310	3,472
1,516	1,883	1,454	1,501	4,668
6,221	2,515	51,312	3,421	50,889
40,697	272	30,457	3,596	22,176
7,461	7,461	7,461	7,461	7,461
38,890	6,266	12,497	11,441	21,591
1,741,963	1,084,608	305,159	744,211	1,823,142
(237,594)	(120,794)	(80,027)	(95,059)	(343,241)
1,504,369	963,814	225,132	649,152	1,479,901
1,012,439	(413,544)	683,075	91,582	3,521,187

1,041,572	7,656,471	75,879	2,316,570	13,035,265
—	—	—	—	—
—	—	—	—	—
39,587,960	19,370,763	(51,296)	3,740,349	10,802,370
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
40,629,532	27,027,234	24,583	6,056,919	23,837,635
$41,641,971	$26,613,690	$707,658	$6,148,501	$27,358,822
$—	$11,335	$—	$1,325	$7,980

33

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Credit Opportunities		Global Growth
	Fund		Fund
	For the		For the
	Six Months		Six Months
	Ended		Ended	For the Year
	December 31,	For the Year	December 31,	Ended
	2017	Ended	2017	June 30,
	(Unaudited)	June 30, 2017	(Unaudited)	2017(A)
From Operations
Net investment income (loss)	$1,366,160	$2,586,804	$(59,912)	$(25,018)
Net realized gains (losses) on investments, foreign currency transactions, written options and securities sold short	438,094	1,350,613	1,106,518	153,540
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, securities sold short, written options and unfunded loan commitments	(142,389)	961,678	2,413,333	4,889,304
Change in Net Assets from Operations	1,661,865	4,899,095	3,459,939	5,017,826
Distributions to Shareholders from:
Net investment income, Class A	(1,288)	(1,933)	—	—
Net investment income, Class C	(517)	(408)	—	—
Net investment income, Class Y	(9,116)	(5,964)	—	—
Net investment income, Institutional Class	(1,435,082)	(2,592,322)	—	—
Net realized gains, Class A	(1,264)	(203)	(10,467)	—
Net realized gains, Class C	(590)	(46)	(4,915)	—
Net realized gains, Class Y	(8,581)	(18)	(5,274)	—
Net realized gains, Institutional Class	(1,323,281)	(359,674)	(500,804)	(155,083)
Total Distributions	(2,779,719)	(2,960,568)	(521,460)	(155,083)

Net Increase (Decrease) from Share Transactions(B)	(2,155,874)	(2,870,159)	1,678,197	12,979,916

Total Increase (Decrease) in Net Assets	(3,273,728)	(931,632)	4,616,676	17,842,659
Net Assets
Beginning of period	53,531,485	54,463,117	24,260,260	6,417,601
End of period	$50,257,757	$53,531,485	$28,876,936	$24,260,260
Accumulated Net Investment Income (Loss)	$(5,891)	$73,952	$(59,912)	$—

(A) See Note 9 in Notes to Financial Statements.

(B) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 38-39.

See accompanying Notes to Financial Statements.

34

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
International		Large Cap
Small Cap Fund		Fund
For the		For the
Six Months		Six Months
Ended		Ended
December 31,	For the Year	December 31,	For the Year
2017	Ended	2017	Ended
(Unaudited)	June 30, 2017	(Unaudited)	June 30, 2017

$105,015	$2,901,003	$1,012,439	$2,607,270
16,818,946	7,988,931	1,041,572	(4,059,548)
23,751,802	27,492,447	39,587,960	45,267,795
40,675,763	38,382,381	41,641,971	43,815,517

(224,474)	(163,775)	(15,190)	(25,206)
(35,220)	—	—	(13,471)
(4,356,261)	(1,895,619)	(1,521,044)	(1,947,427)
(5,229,613)	(2,380,600)	(811,456)	(921,412)
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(9,845,568)	(4,439,994)	(2,347,690)	(2,907,516)

12,487,099	(110,797,484)	(7,265,075)	(12,745,724)

43,317,294	(76,855,097)	32,029,206	28,162,277

315,028,156	391,883,253	333,438,523	305,276,246
$358,345,450	$315,028,156	$365,467,729	$333,438,523
$(8,206,867)	$1,533,686	$(434)	$1,334,817

35

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Large Company		Ohio Tax-Free
	Growth Fund		Bond Fund
	For the		For the
	Six Months		Six Months
	Ended	For the Year	Ended
	December 31,	Ended	December 31,	For the Year
	2017	June 30,	2017	Ended
	(Unaudited)	2017(A)	(Unaudited)	June 30, 2017
From Operations
Net investment income (loss)	$(413,544)	$(745,449)	$683,075	$1,576,300
Net realized gains (losses) on investments	7,656,471	12,366,481	75,879	(11,341)
Net change in unrealized appreciation (depreciation) on investments	19,370,763	34,250,486	(51,296)	(2,357,140)
Change in Net Assets from Operations	26,613,690	45,871,518	707,658	(792,181)
Distributions to Shareholders from:
Net investment income, Class A	—	—	(603,411)	(1,419,216)
Net investment income, Class C	—	—	(66,825)	(155,644)
Net investment income, Class Y	—	—	(6,454)	(66)
Net investment income, Institutional Class	—	—	(5,986)	(66)
Net realized gains, Class A	(79,495)	(642)	—	(66,722)
Net realized gains, Class C	(4,037)	(86)	—	(10,018)
Net realized gains, Class Y	(334,448)	(167,270)	—	(3)
Net realized gains, Institutional Class	(5,903,548)	(6,208,313)	—	(3)
Total Distributions	(6,321,528)	(6,376,311)	(682,676)	(1,651,738)

Net Increase (Decrease) from Share Transactions(B)	1,416,270	(20,047,053)	(4,809,556)	(8,137,523)

Total Increase (Decrease) in Net Assets	21,708,432	19,448,154	(4,784,574)	(10,581,442)
Net Assets
Beginning of period	199,552,478	180,104,324	49,337,841	59,919,283
End of period	$221,260,910	$199,552,478	$44,553,267	$49,337,841
Accumulated Net Investment Income (Loss)	$(413,544)	$—	$(18,096)	$(18,495)

(A) See Note 9 in Notes to Financial Statements.

(B) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 40-41.

See accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets (Continued)

Touchstone
Small Cap		Touchstone
Value Opportunities Fund		Value Fund
For the		For the
Six Months		Six Months
Ended		Ended
December 31,	For the Year	December 31,	For the Year
2017	Ended	2017	Ended
(Unaudited)	June 30, 2017	(Unaudited)	June 30, 2017

$91,582	$(58,786)	$3,521,187	$8,052,159
2,316,570	2,931,189	13,035,265	25,998,303

3,740,349	14,790,035	10,802,370	24,770,144
6,148,501	17,662,438	27,358,822	58,820,606

—	—	(310,162)	(828,909)
—	—	(18,510)	(51,543)
—	(46,779)	(804,925)	(1,682,534)
—	(13,360)	(2,566,510)	(5,503,856)
—	(4,935)	(2,904,492)	(98,619)
—	(1,239)	(312,663)	(10,992)
—	(136,864)	(6,143,348)	(167,148)
—	(13,210)	(18,521,160)	(499,295)
—	(216,387)	(31,581,770)	(8,842,896)

(13,598,957)	(39,330,301)	16,056,322	(19,099,001)

(7,450,456)	(21,884,250)	11,833,374	30,878,709

114,598,600	136,482,850	381,118,512	350,239,803
$107,148,144	$114,598,600	$392,951,886	$381,118,512
$91,767	$185	$(12,375)	$166,545

37

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone
	Credit Opportunities Fund				Touchstone Global Growth Fund
	For the Six				For the Six
	Months Ended		For the		Months Ended		For the
	December 31, 2017		Year Ended		December 31, 2017		Year Ended
	(Unaudited)		June 30, 2017		(Unaudited)		June 30, 2017(A)
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	121	$1,274	3,736	$38,800	19,034	$461,259	6,775	$148,131
Reinvestment of distributions	247	2,552	206	2,136	421	10,400	—	—
Cost of Shares redeemed	—	—	(3,914)	(40,567)	(2,336)	(57,773)	(479)	(10,631)
Change from Class A Share Transactions	368	3,826	28	369	17,119	413,886	6,296	137,500
Class C
Proceeds from Shares issued	—	—	2,171	22,837	10,583	254,078	133	2,500
Reinvestment of distributions	107	1,107	44	454	201	4,915	—	—
Cost of Shares redeemed	—	—	(771)	(7,946)	(20)	(496)	—	—
Change from Class C Share Transactions	107	1,107	1,444	15,345	10,764	258,497	133	2,500
Class Y
Proceeds from Shares issued	—	—	34,418	359,007	4,241	101,929	7,257	162,500
Reinvestment of distributions	1,716	17,697	578	5,982	213	5,274	—	—
Cost of Shares redeemed	(7,682)	(78,089)	(4,974)	(51,431)	—	(15)	—	—
Change from Class Y Share Transactions	(5,966)	(60,392)	30,022	313,558	4,454	107,188	7,257	162,500
Institutional Class
Proceeds from Shares issued	204,072	2,147,767	457,954	4,766,837	18,991	452,163	507,635	9,148,447
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—	263,883	4,918,771
Reinvestment of distributions	267,459	2,758,363	285,920	2,951,996	20,134	498,929	8,424	155,083
Cost of Shares redeemed	(665,204)	(7,006,545)	(1,053,187)	(10,918,264)	(2,111)	(52,466)	(70,432)	(1,544,885)
Change from Institutional Class Share Transactions	(193,673)	(2,100,415)	(309,313)	(3,199,431)	37,014	898,626	709,510	12,677,416
Change from Share Transactions	(199,164)	$(2,155,874)	(277,819)	$(2,870,159)	69,351	$1,678,197	723,196	$12,979,916

(A) See Note 9 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

38

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone International Small Cap Fund				Touchstone Large Cap Fund
For the Six				For the Six
Months Ended		For the		Months Ended		For the
December 31, 2017		Year Ended		December 31, 2017		Year Ended
(Unaudited)		June 30, 2017		(Unaudited)		June 30, 2017
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

120,172	$2,164,933	405,684	$6,216,965	38,774	$483,019	247,695	$2,868,502
9,186	169,676	9,986	142,989	1,038	13,968	2,099	23,357
(515,528)	(9,381,897)	(972,387)	(14,809,628)	(170,905)	(2,163,122)	(149,744)	(1,640,326)
(386,170)	(7,047,288)	(556,717)	(8,449,674)	(131,093)	(1,666,135)	100,050	1,251,533

14,469	256,612	20,392	312,814	42,778	551,989	311,441	3,370,728
1,567	28,534	—	—	—	—	1,143	12,600
(27,829)	(489,481)	(142,006)	(2,104,408)	(112,751)	(1,426,133)	(216,616)	(2,361,777)
(11,793)	(204,335)	(121,614)	(1,791,594)	(69,973)	(874,144)	95,968	1,021,551

752,703	13,958,534	1,574,379	24,648,465	527,925	6,630,719	2,276,554	25,680,387
221,679	4,176,429	125,225	1,837,046	109,646	1,478,024	169,257	1,887,248
(974,066)	(17,858,264)	(4,011,935)	(62,391,343)	(1,285,836)	(16,186,654)	(3,758,341)	(41,934,501)
316	276,699	(2,312,331)	(35,905,832)	(648,265)	(8,077,911)	(1,312,530)	(14,366,866)

1,747,066	32,593,864	2,784,678	44,371,744	381,112	4,840,004	2,273,124	24,728,676
—	—	—	—	—	—	—	—
274,388	5,194,163	160,912	2,371,845	58,429	788,793	82,562	921,390
(984,538)	(18,326,004)	(7,109,360)	(111,393,973)	(177,478)	(2,275,682)	(2,473,080)	(26,302,008)
1,036,916	19,462,023	(4,163,770)	(64,650,384)	262,063	3,353,115	(117,394)	(651,942)
639,269	$12,487,099	(7,154,432)	$(110,797,484)	(587,268)	$(7,265,075)	(1,233,906)	$(12,745,724)

39

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Large Company Growth Fund				Touchstone Ohio Tax-Free Bond Fund
	For the Six				For the Six
	Months Ended		For the		Months Ended		For the
	December 31, 2017		Year Ended		December 31, 2017		Year Ended
	(Unaudited)		June 30, 2017(A)		(Unaudited)		June 30, 2017
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	73,644	$2,785,455	3,914	$118,488	35,364	$409,395	69,331	$816,892
Reinvestment of distributions	2,033	79,495	22	642	36,171	417,925	85,777	997,012
Cost of Shares redeemed	(5,300)	(203,473)	(1)	(30)	(677,065)	(7,829,421)	(816,120)	(9,458,089)
Change from Class A Share Transactions	70,377	2,661,477	3,935	119,100	(605,530)	(7,002,101)	(661,012)	(7,644,185)
Class C
Proceeds from Shares issued	2,673	105,531	864	30,347	9,005	104,458	23,282	274,598
Reinvestment of distributions	104	4,037	3	86	4,606	53,308	10,784	125,431
Cost of Shares redeemed	—	—	—	—	(88,879)	(1,031,066)	(77,880)	(898,506)
Change from Class C Share Transactions	2,777	109,568	867	30,433	(75,268)	(873,300)	(43,814)	(498,477)
Class Y
Proceeds from Shares issued	20,661	787,126	318,295	10,093,114	225,510	2,607,717	208	2,501
Reinvestment of distributions	8,523	334,448	2,725	80,853	381	4,396	6	69
Cost of Shares redeemed	(8,636)	(338,656)	(41,836)	(1,333,534)	(1,277)	(14,762)	—	—
Change from Class Y Share Transactions	20,548	782,918	279,184	8,840,433	224,614	2,597,351	214	2,570
Institutional Class
Proceeds from Shares issued	340,571	13,046,268	924,524	29,335,294	50,692	588,518	209	2,511
Reinvestment of distributions	143,468	5,638,301	195,271	5,795,660	518	5,986	6	69
Cost of Shares redeemed	(541,776)	(20,822,262)	(1,981,379)	(64,167,973)	(10,891)	(126,010)	(1)	(11)
Change from Institutional Class Share Transactions	(57,737)	(2,137,693)	(861,584)	(29,037,019)	40,319	468,494	214	2,569
Change from Share Transactions	35,965	$1,416,270	(577,598)	$(20,047,053)	(415,865)	$(4,809,556)	(704,398)	$(8,137,523)

(A) See Note 9 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

40

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Cap Value Opportunities Fund				Touchstone Value Fund
For the Six				For the Six
Months Ended		For the		Months Ended		For the
December 31, 2017		Year Ended		December 31, 2017		Year Ended
(Unaudited)		June 30, 2017		(Unaudited)		June 30, 2017
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,192	$69,815	171,483	$2,679,355	171,858	$1,721,585	332,336	$3,160,227
—	—	269	4,727	304,711	3,029,889	79,899	782,692
(28,261)	(480,973)	(305,138)	(4,994,452)	(918,099)	(9,302,797)	(1,531,171)	(14,636,648)
(24,069)	(411,158)	(133,386)	(2,310,370)	(441,530)	(4,551,323)	(1,118,936)	(10,693,729)

—	—	9,419	148,718	7,915	79,555	22,657	211,830
—	—	60	1,014	27,063	267,660	4,403	42,913
(10,356)	(166,298)	(37,583)	(592,906)	(41,545)	(424,445)	(219,564)	(2,088,832)
(10,356)	(166,298)	(28,104)	(443,174)	(6,567)	(77,230)	(192,504)	(1,834,089)

116,148	2,082,554	809,738	14,256,308	992,314	10,105,013	2,499,249	23,943,290
—	—	9,416	174,974	664,011	6,632,213	146,549	1,442,227
(873,590)	(15,733,757)	(1,515,030)	(26,650,962)	(1,233,089)	(12,621,085)	(3,050,024)	(29,219,678)
(757,442)	(13,651,203)	(695,876)	(12,219,680)	423,236	4,116,141	(404,226)	(3,834,161)

50,791	948,118	58,728	998,193	1,703,017	17,347,376	5,960,527	57,086,298
—	—	1,312	24,673	2,089,841	20,832,273	531,286	5,213,712
(17,095)	(318,416)	(1,425,430)	(25,379,943)	(2,122,051)	(21,610,915)	(6,779,064)	(65,037,032)
33,696	629,702	(1,365,390)	(24,357,077)	1,670,807	16,568,734	(287,251)	(2,737,022)
(758,171)	$(13,598,957)	(2,222,756)	$(39,330,301)	1,645,946	$16,056,322	(2,002,917)	$(19,099,001)

41

Financial Highlights

Touchstone Credit Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2017		June 30,	June 30,
	(Unaudited)		2017	2016(A)
Net asset value at beginning of period	$10.41		$10.05	$10.00
Income from investment operations:
Net investment income	0.26		0.45	0.22
Net realized and unrealized gains on investments	0.06		0.45	0.07
Total from investment operations	0.32		0.90	0.29
Distributions from:
Net investment income	(0.28)		(0.47)	(0.23)
Realized capital gains	(0.28)		(0.07)	(0.01)
Total distributions	(0.56)		(0.54)	(0.24)
Net asset value at end of period	$10.17		$10.41	$10.05
Total return(B)	3.13	%(C)	9.08%	2.95	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$48		$45	$43
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	1.75	%(E)	1.87%	1.73	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	14.85	%(E)	16.01%	38.32	%(E)
Net investment income	5.03	%(E)	4.44%	3.53	%(E)
Portfolio turnover rate	36	%(C)	84%	91	%(C)

Touchstone Credit Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2017		June 30,	June 30,
	(Unaudited)		2017	2016(A)
Net asset value at beginning of period	$10.44		$10.08	$10.00
Income from investment operations:
Net investment income	0.22		0.34	0.17
Net realized and unrealized gains on investments	0.06		0.48	0.08
Total from investment operations	0.28		0.82	0.25
Distributions from:
Net investment income	(0.24)		(0.39)	(0.16)
Realized capital gains	(0.28)		(0.07)	(0.01)
Total distributions	(0.52)		(0.46)	(0.17)
Net asset value at end of period	$10.20		$10.44	$10.08
Total return(B)	2.72	%(C)	8.31%	2.59	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$22		$22	$6
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.50	%(E)	2.62%	2.48	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	31.76	%(E)	73.30%	276.34	%(E)
Net investment income	4.27	%(E)	3.69%	2.79	%(E)
Portfolio turnover rate	36	%(C)	84%	91	%(C)

(A)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.69%, 1.69% and 1.69% and for Class C was 2.44%, 2.44% and 2.44% for the six months ended December 31, 2017, the year ended June 30, 2017 and for the period ended June 30, 2016, respectively.

(E)	Annualized.

(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 14.79%, 15.83% and 38.28% and for Class C was 31.70%, 73.12% and 276.30% for the six months ended December 31, 2017, the year ended June 30, 2017 and for the period ended June 30, 2016, respectively.

See accompanying Notes to Financial Statements.

42

Financial Highlights (Continued)

Touchstone Credit Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2017		June 30,	June 30,
	(Unaudited)		2017	2016(A)
Net asset value at beginning of period	$10.41		$10.04	$10.00
Income (loss) from investment operations:
Net investment income	0.28		0.39	0.31
Net realized and unrealized gains (losses) on investments	0.05		0.54	(0.02)
Total from investment operations	0.33		0.93	0.29
Distributions from:
Net investment income	(0.30)		(0.49)	(0.24)
Realized capital gains	(0.28)		(0.07)	(0.01)
Total distributions	(0.58)		(0.56)	(0.25)
Net asset value at end of period	$10.16		$10.41	$10.04
Total return	3.24	%(B)	9.39%	3.04	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$247		$315	$3
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(C)	1.50	%(D)	1.62%	1.48	%(D)
Gross expenses (including dividend and interest expense on securities sold short)(E)	4.07	%(D)	8.25%	355.77	%(D)
Net investment income	5.28	%(D)	4.69%	3.79	%(D)
Portfolio turnover rate	36	%(B)	84%	91	%(B)

Touchstone Credit Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2017		June 30,	June 30,
	(Unaudited)		2017	2016(A)
Net asset value at beginning of period	$10.41		$10.05	$10.00
Income from investment operations:
Net investment income	0.28		0.50	0.28
Net realized and unrealized gains on investments	0.06		0.43	0.03
Total from investment operations	0.34		0.93	0.31
Distributions from:
Net investment income	(0.30)		(0.50)	(0.25)
Realized capital gains	(0.28)		(0.07)	(0.01)
Total distributions	(0.58)		(0.57)	(0.26)
Net asset value at end of period	$10.17		$10.41	$10.05
Total return	3.31	%(B)	9.47%	3.22	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$49,940		$53,150	$54,411
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(C)	1.40	%(D)	1.52%	1.38	%(D)
Gross expenses (including dividend and interest expense on securities sold short)(E)	1.57	%(D)	1.69%	1.65	%(D)
Net investment income	5.38	%(D)	4.79%	3.88	%(D)
Portfolio turnover rate	36	%(B)	84%	91	%(B)

(A)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y was 1.44%, 1.44% and 1.44% and for Institutional Class was 1.34%, 1.34% and 1.34% for the six months ended December 31, 2017, the year ended June 30, 2017 and for the period ended June 30, 2016, respectively.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y was 4.01%, 8.07% and 355.73% and for Institutional Class was 1.51%, 1.51% and 1.61% for the six months ended December 31, 2017, the year ended June 30, 2017 and for the period ended June 30, 2016, respectively.

See accompanying Notes to Financial Statements.

43

Financial Highlights (Continued)

Touchstone Global Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Period Ended
	2017		June 30,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$22.25		$18.74	(B)
Income (loss) from investment operations:
Net investment loss	(0.09	)(C)	(0.01)
Net realized and unrealized gains on investments	3.15		3.52
Total from investment operations	3.06		3.51
Distributions from:
Realized capital gains	(0.46)		—
Net asset value at end of period	$24.85		$22.25
Total return(D)	13.76	%(E)	18.73	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$582		$140
Ratio to average net assets:
Net expenses	1.41	%(F)	1.41	%(F)
Gross expenses	4.16	%(F)	42.93	%(F)
Net investment loss loss	(0.78	%)(F)	(0.35	%)(F)
Portfolio turnover rate	29	%(E)	72	%(G)

Touchstone Global Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Period Ended
	2017		June 30,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$22.10		$18.74	(B)
Income (loss) from investment operations:
Net investment loss	(0.19	)(C)	(0.19)
Net realized and unrealized gains gains on investments	3.14		3.55
Total from investment operations	2.95		3.36
Distributions from:
Realized capital gains	(0.46)		—
Net asset value at end of period	$24.59		$22.10
Total return(D)	13.36	%(E)	17.93	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$268		$3
Ratio to average net assets:
Net expenses	2.16	%(F)	2.16	%(F)
Gross expenses	7.75	%(F)	237.46	%(F)
Net investment loss	(1.53	%)(F)	(1.11	%)(F)
Portfolio turnover rate	29	%(E)	72	%(G)

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(C)	The net investment loss per share was based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016 (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

44

Financial Highlights (Continued)

Touchstone Global Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Period Ended
	2017		June 30,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$22.25		$18.74	(B)
Income (loss) from investment operations:
Net investment loss	(0.06	)(C)	(—	)(D)
Net realized and unrealized gains on investments	3.16		3.51
Total from investment operations	3.10		3.51
Distributions from:
Realized capital gains	(0.46)		—
Net asset value at end of period	$24.89		$22.25
Total return	13.94	%(E)	18.73	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$291		$161
Ratio to average net assets:
Net expenses	1.16	%(F)	1.16	%(F)
Gross expenses	4.08	%(F)	51.68	%(F)
Net investment loss	(0.53	%)(F)	(0.10	%)(F)
Portfolio turnover rate	29	%(E)	72	%(G)

Touchstone Global Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31,
2017	Year Ended June 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$22.30	$17.60	$19.75	$20.26	$16.38	$14.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(C)	(0.02)	(0.04	)(C)	(0.02	)(C)	0.07	(C)	0.03	(C)
Net realized and unrealized gains (losses) on investments	3.17	5.15	(0.73)	1.56	4.48	2.39
Total from investment operations	3.12	5.13	(0.77)	1.54	4.55	2.42
Distributions from:
Net investment income	—	—	—	(0.06)	—	(0.04)
Realized capital gains	(0.46)	(0.43)	(1.38)	(1.99)	(0.67)	—
Total distributions	(0.46)	(0.43)	(1.38)	(2.05)	(0.67)	(0.04)
Net asset value at end of period	$24.96	$22.30	$17.60	$19.75	$20.26	$16.38
Total return	14.00	%(E)	29.63%	(4.06%)	8.52%	28.04%	17.33%
Ratios and supplemental data:
Net assets at end of period (000's)	$27,736	$23,956	$6,418	$6,040	$5,015	$3,117
Ratio to average net assets:
Net expenses	1.06	%(F)	1.06%	1.15	%(H)	1.20%	1.20%	1.20%
Gross expenses	1.39	%(F)	1.82%	4.12%	4.54%	5.92%	7.46%
Net investment income (loss)	(0.43	%)(F)	(0.14%)	(0.23%)	(0.10%)	0.37%	0.19%
Portfolio turnover rate	29	%(E)	72	%(G)	57%	91%	82%	114%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.
(D)	Less than $0.005 per share.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016 (see Note 9). If these transactions were included, portfolio turnover would have been higher.
(H)	Expense cap was lowered to 1.10% from 1.20% on January 1, 2016.

See accompanying Notes to Financial Statements.

45

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31,
2017	Year Ended June 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$16.78	$14.98	$16.52	$15.48	$12.58	$10.21
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(A)	0.10	0.09	0.11	0.11	(A)	0.11
Net realized and unrealized gains (losses) on investments	2.16	1.84	(1.53)	1.00	3.00	2.43
Total from investment operations	2.14	1.94	(1.44)	1.11	3.11	2.54
Distributions from:
Net investment income	(0.39)	(0.14)	(0.10)	(0.07)	(0.21)	(0.17)
Net asset value at end of period	$18.53	$16.78	$14.98	$16.52	$15.48	$12.58
Total return(B)	12.68	%(C)	13.13%	(8.77%)	7.29%	24.74%	24.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$11,100	$16,529	$23,095	$24,635	$10,721	$489
Ratio to average net assets:
Net expenses	1.55	%(D)	1.55%	1.55%	1.55%	1.55%	1.55%
Gross expenses	1.74	%(D)	1.71%	1.66%	1.84%	2.12%	7.77%
Net investment income (loss)	(0.23	%)(D)	0.56%	0.59%	0.90%	0.76%	1.41%
Portfolio turnover rate	37	%(C)	89%	90%	84%	60%	79%

Touchstone International Small Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2017		Year Ended June 30,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value at beginning of period	$16.47		$14.67	$16.28	$15.33	$12.54		$10.19
Income (loss) from investment operations:
Net investment income (loss)	(0.09	)(A)	(0.12)	(0.04)	0.06	—	(A)(E)	0.14
Net realized and unrealized gains (losses) on investments	2.11		1.92	(1.49)	0.92	2.99		2.31
Total from investment operations	2.02		1.80	(1.53)	0.98	2.99		2.45
Distributions from:
Net investment income	(0.22)		—	(0.08)	(0.03)	(0.20)		(0.10)
Net asset value at end of period	$18.27		$16.47	$14.67	$16.28	$15.33		$12.54
Total return(B)	12.22	%(C)	12.27%	(9.43%)	6.44%	23.94%		24.08%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,912		$2,818	$4,294	$4,120	$613		$7
Ratio to average net assets:
Net expenses	2.30	%(D)	2.30%	2.30%	2.30%	2.30%		2.30%
Gross expenses	2.84	%(D)	2.73%	2.62%	2.92%	7.28%		94.29%
Net investment income (loss)	(0.98	%)(D)	(0.19%)	(0.16%)	0.15%	0.01%		0.66%
Portfolio turnover rate	37	%(C)	89%	90%	84%	60%		79%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

46

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31,
2017	Year Ended June 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$17.21	$15.39	$16.94	$15.86	$12.84	$10.40
Income (loss) from investment operations:
Net investment income	0.00	(A)(B)	0.17	0.13	0.14	0.16	(A)	0.21
Net realized and unrealized gains (losses) on investments	2.22	1.85	(1.57)	1.04	3.07	2.40
Total from investment operations	2.22	2.02	(1.44)	1.18	3.23	2.61
Distributions from:
Net investment income	(0.52)	(0.20)	(0.11)	(0.10)	(0.21)	(0.17)
Net asset value at end of period	$18.91	$17.21	$15.39	$16.94	$15.86	$12.84
Total return	12.87	%(C)	13.39%	(8.56%)	7.54%	25.16%	25.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$161,199	$146,744	$166,801	$172,477	$120,537	$90,125
Ratio to average net assets:
Net expenses	1.30	%(D)	1.30%	1.30%	1.30%	1.25%	1.24%
Gross expenses	1.30	%(D)	1.32%	1.32%	1.38%	1.44%	1.53%
Net investment income	0.02	%(D)	0.81%	0.84%	1.15%	1.06%	1.71%
Portfolio turnover rate	37	%(C)	89%	90%	84%	60%	79%

Touchstone International Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31,
2017	Year Ended June 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$17.31	$15.48	$17.02	$15.94	$12.90	$10.45
Income (loss) from investment operations:
Net investment income	0.01	(A)	0.16	0.12	0.18	0.18	(A)	0.23
Net realized and unrealized gains (losses) on investments	2.23	1.90	(1.55)	1.02	3.09	2.42
Total from investment operations	2.24	2.06	(1.43)	1.20	3.27	2.65
Distributions from:
Net investment income	(0.56)	(0.23)	(0.11)	(0.12)	(0.23)	(0.20)
Net asset value at end of period	$18.99	$17.31	$15.48	$17.02	$15.94	$12.90
Total return	12.87	%(C)	13.56%	(8.43%)	7.65%	25.38%	25.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$183,135	$148,937	$197,693	$47,319	$30,223	$16,238
Ratio to average net assets:
Net expenses	1.18	%(D)	1.18%	1.18%	1.18%	1.08%	1.05%
Gross expenses	1.22	%(D)	1.23%	1.23%	1.30%	1.33%	1.50%
Net investment income	0.14	%(D)	0.93%	0.96%	1.27%	1.23%	1.90%
Portfolio turnover rate	37	%(C)	89%	90%	84%	60%	79%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

47

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,				Period Ended
	2017		Year Ended June 30,		June 30,
	(Unaudited)		2017	2016	2015(A)
Net asset value at beginning of period	$11.96		$10.49	$10.65	$10.00
Income (loss) from investment operations:
Net investment income	0.03		0.06	0.08	0.09	(B)
Net realized and unrealized gains (losses) on investments	1.47		1.49	(0.18)	0.57
Total from investment operations	1.50		1.55	(0.10)	0.66
Distributions from:
Net investment income	(0.05)		(0.08)	(0.06)	(0.01)
Net asset value at end of period	$13.41		$11.96	$10.49	$10.65
Total return(C)	12.53	%(D)	14.82%	(0.92%)	6.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$4,261		$5,368	$3,657	$2,013
Ratio to average net assets:
Net expenses	1.12	%(E)	1.12%	1.12%	1.12	%(E)
Gross expenses	1.45	%(E)	1.57%	1.68%	4.17	%(E)
Net investment income	0.33	%(E)	0.56%	0.87%	0.81	%(E)
Portfolio turnover rate	2	%(D)	23%	33%	8	%(D)(F)

Touchstone Large Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,				Period Ended
	2017		Year Ended June 30,		June 30,
	(Unaudited)		2017	2016	2015(A)
Net asset value at beginning of period	$11.80		$10.37	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.02)	0.02	0.01	(B)
Net realized and unrealized gains (losses) on investments	1.47		1.47	(0.20)	0.59
Total from investment operations	1.43		1.45	(0.18)	0.60
Distributions from:
Net investment income	—		(0.02)	(0.05)	—
Net asset value at end of period	$13.23		$11.80	$10.37	$10.60
Total return(C)	12.12	%(D)	13.98%	(1.72%)	6.00	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$8,157		$8,102	$6,124	$1,370
Ratio to average net assets:
Net expenses	1.87	%(E)	1.87%	1.87%	1.87	%(E)
Gross expenses	2.12	%(E)	2.12%	2.39%	4.34	%(E)
Net investment income (loss)	(0.42	%)(E)	(0.19%)	0.12%	0.06	%(E)
Portfolio turnover rate	2	%(D)	23%	33%	8	%(D)(F)

(A)	Represents the period from commencement of operations (July 10, 2014) through June 30, 2015.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

48

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,				Period Ended
	2017		Year Ended June 30,		June 30,
	(Unaudited)		2017	2016	2015(A)
Net asset value at beginning of period	$12.00		$10.52	$10.67	$10.00
Income (loss) from investment operations:
Net investment income	0.04		0.09	0.11	0.11	(B)
Net realized and unrealized gains (losses) on investments	1.49		1.49	(0.19)	0.57
Total from investment operations	1.53		1.58	(0.08)	0.68
Distributions from:
Net investment income	(0.09)		(0.10)	(0.07)	(0.01)
Net asset value at end of period	$13.44		$12.00	$10.52	$10.67
Total return	12.71	%(C)	15.13%	(0.70%)	6.80	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$239,958		$222,080	$208,463	$194,226
Ratio to average net assets:
Net expenses	0.87	%(D)	0.87%	0.87%	0.87	%(D)
Gross expenses	1.00	%(D)	1.01%	1.04%	1.19	%(D)
Net investment income	0.58	%(D)	0.81%	1.11%	1.06	%(D)
Portfolio turnover rate	2	%(C)	23%	33%	8	%(C)(E)

Touchstone Large Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,				Period Ended
	2017		Year Ended June 30,		June 30,
	(Unaudited)		2017	2016	2015(A)
Net asset value at beginning of period	$12.02		$10.53	$10.68	$10.00
Income (loss) from investment operations:
Net investment income	0.04		0.11	0.13	0.12	(B)
Net realized and unrealized gains (losses) on investments	1.49		1.49	(0.20)	0.57
Total from investment operations	1.53		1.60	(0.07)	0.69
Distributions from:
Net investment income	(0.10)		(0.11)	(0.08)	(0.01)
Net asset value at end of period	$13.45		$12.02	$10.53	$10.68
Total return	12.71	%(C)	15.31%	(0.66%)	6.92	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$113,092		$97,888	$87,032	$98,889
Ratio to average net assets:
Net expenses	0.77	%(D)	0.77%	0.77%	0.77	%(D)
Gross expenses	0.91	%(D)	0.91%	0.93%	0.98	%(D)
Net investment income	0.68	%(D)	0.91%	1.21%	1.16	%(D)
Portfolio turnover rate	2	%(C)	23%	33%	8	%(C)(E)

(A)	Represents the period from commencement of operations (July 10, 2014) through June 30, 2015.
(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

49

Financial Highlights (Continued)

Touchstone Large Company Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Period Ended
	2017		June 30,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$35.52		$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.14	)(C)	(0.19	)(C)
Net realized and unrealized gains on investments	4.82		5.41
Total from investment operations	4.68		5.22
Distributions from:
Realized capital gains	(1.14)		(1.08)
Net asset value at end of period	$39.06		$35.52
Total return(D)	13.17	%(E)	17.31	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,903		$140
Ratio to average net assets:
Net expenses	1.23	%(F)	1.23	%(F)
Gross expenses	1.70	%(F)	11.14	%(F)
Net investment loss	(0.72	%)(F)	(0.68	%)(F)
Portfolio turnover rate	26	%(E)	55%

Touchstone Large Company Growth Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Period Ended
	2017		June 30,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$35.29		$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.28	)(C)	(0.38	)(C)
Net realized and unrealized gains on investments	4.79		5.37
Total from investment operations	4.51		4.99
Distributions from:
Realized capital gains	(1.14)		(1.08)
Net asset value at end of period	$38.66		$35.29
Total return(D)	12.78	%(E)	16.52	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$141		$31
Ratio to average net assets:
Net expenses	1.98	%(F)	1.98	%(F)
Gross expenses	16.23	%(F)	257.02	%(F)
Net investment loss	(1.47	%)(F)	(1.43	%)(F)
Portfolio turnover rate	26	%(E)	55%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(C)	The net investment loss per share was based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

50

Financial Highlights (Continued)

Touchstone Large Company Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Period Ended
	2017		June 30,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$35.60		$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.09	)(C)	(0.12	)(C)
Net realized and unrealized gains on investments	4.83		5.42
Total from investment operations	4.74		5.30
Distributions from:
Realized capital gains	(1.14)		(1.08)
Net asset value at end of period	$39.20		$35.60
Total return	13.31	%(D)	17.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$11,750		$9,938
Ratio to average net assets:
Net expenses	0.98	%(E)	0.98	%(E)
Gross expenses	1.11	%(E)	1.12	%(E)
Net investment loss	(0.47	%)(E)	(0.42	%)(E)
Portfolio turnover rate	26	%(D)	55%

Touchstone Large Company Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2017		Year Ended June 30,
	(Unaudited)		2017		2016		2015		2014		2013
Net asset value at beginning of period	$35.63		$29.15		$33.17		$29.67		$24.25		$20.81
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(C)	(0.12	)(C)	(0.14	)(C)	(0.08	)(C)	(0.01	)(C)	0.07	(C)
Net realized and unrealized gains (losses) on investments	4.84		7.68		(1.45)		4.61		6.08		3.37
Total from investment operations	4.77		7.56		(1.59)		4.53		6.07		3.44
Distributions from:
Net investment income	—		—		—		—		(0.03)		—
Realized capital gains	(1.14)		(1.08)		(2.43)		(1.03)		(0.62)		—
Total distributions	(1.14)		(1.08)		(2.43)		(1.03)		(0.65)		—
Proceeds from redemption fees collected	—		—		—	(F)	—		—	(F)	—
Net asset value at end of period	$39.26		$35.63		$29.15		$33.17		$29.67		$24.25
Total return	13.38	%(D)	26.67%		(5.08%)		15.59%		25.19%		16.53%
Ratios and supplemental data:
Net assets at end of period (000's)	$206,468		$189,444		$180,104		$196,084		$152,569		$78,582
Ratio to average net assets:
Net expenses	0.88	%(E)	0.89%		0.95%		0.95%		0.95%		0.95%
Gross expenses	0.98	%(E)	1.02%		1.00%		1.00%		1.07%		1.23%
Net investment income (loss)	(0.37	%)(E)	(0.39%)		(0.46%)		(0.25%)		(0.04%)		0.30%
Portfolio turnover rate	26	%(D)	55%		57%		80%		56%		71%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(C)	The net investment income (loss) per share was based on average shares outstanding for the period.

(D)	Not annualized.

(E)	Annualized.

(F)	Proceeds from redemption fees are related to the DSM Large Cap Growth Fund and are less than $0.005 per share.

See accompanying Notes to Financial Statements.

51

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2017		Year Ended June 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.55		$12.04	$11.70	$11.76	$11.47	$11.90
Income (loss) from investment operations:
Net investment income	0.17	(A)	0.35	0.36	0.38	0.39	0.39
Net realized and unrealized gains (losses) on investments	0.01		(0.47)	0.36	(0.06)	0.33	(0.36)
Total from investment operations	0.18		(0.12)	0.72	0.32	0.72	0.03
Distributions from:
Net investment income	(0.17)		(0.35)	(0.36)	(0.38)	(0.39)	(0.39)
Realized capital gains	—		(0.02)	(0.02)	—	(0.04)	(0.07)
Total distributions	(0.17)		(0.37)	(0.38)	(0.38)	(0.43)	(0.46)
Net asset value at end of period	$11.56		$11.55	$12.04	$11.70	$11.76	$11.47
Total return(B)	1.58	%(C)	(1.03%)	6.25%	2.72%	6.41%	0.13%
Ratios and supplemental data:
Net assets at end of period (000's)	$35,838		$42,818	$52,599	$47,153	$44,939	$46,803
Ratio to average net assets:
Net expenses	0.85	%(D)	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.13	%(D)	1.13%	1.13%	1.09%	1.10%	1.09%
Net investment income	2.94	%(D)	2.98%	3.05%	3.20%	3.42%	3.25%
Portfolio turnover rate	15	%(C)	34%	27%	23%	25%	24%

Touchstone Ohio Tax-Free Bond Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2017		Year Ended June 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.57		$12.06	$11.72	$11.78	$11.48	$11.92
Income (loss) from investment operations:
Net investment income	0.13	(A)	0.26	0.27	0.29	0.31	0.30
Net realized and unrealized gains (losses) on investments	(—	)(E)	(0.47)	0.36	(0.06)	0.34	(0.37)
Total from investment operations	0.13		(0.21)	0.63	0.23	0.65	(0.07)
Distributions from:
Net investment income	(0.13)		(0.26)	(0.27)	(0.29)	(0.31)	(0.30)
Realized capital gains	—		(0.02)	(0.02)	—	(0.04)	(0.07)
Total distributions	(0.13)		(0.28)	(0.29)	(0.29)	(0.35)	(0.37)
Net asset value at end of period	$11.57		$11.57	$12.06	$11.72	$11.78	$11.48
Total return(B)	1.11	%(C)	(1.77%)	5.45%	1.96%	5.70%	(0.70%)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,646		$6,515	$7,320	$7,266	$7,333	$6,978
Ratio to average net assets:
Net expenses	1.60	%(D)	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses	2.02	%(D)	2.03%	2.09%	1.93%	2.01%	1.99%
Net investment income	2.19	%(D)	2.23%	2.30%	2.45%	2.67%	2.50%
Portfolio turnover rate	15	%(C)	34%	27%	23%	25%	24%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

52

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Period Ended
	2017		June 30,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$11.56		$12.00	(B)
Income (loss) from investment operations:
Net investment income	0.19	(C)	0.38
Net realized and unrealized gains (losses) on investments	0.01		(0.49)
Total from investment operations	0.20		(0.11)
Distributions from:
Net investment income	(0.19)		(0.31)
Realized capital gains	—		(0.02)
Total distributions	(0.19)		(0.33)
Net asset value at end of period	$11.57		$11.56
Total return	1.71	%(D)	(0.90	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,600		$2
Ratio to average net assets:
Net expenses	0.60	%(E)	0.60	%(E)
Gross expenses	2.61	%(E)	298.27	%(E)
Net investment income	3.19	%(E)	4.00	%(E)
Portfolio turnover rate	15	%(D)	34%

Touchstone Ohio Tax-Free Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Period Ended
	2017		June 30,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$11.56		$12.00	(B)
Income (loss) from investment operations:
Net investment income	0.19	(C)	0.39
Net realized and unrealized gains (losses) on investments	0.01		(0.50)
Total from investment operations	0.20		(0.11)
Distributions from:
Net investment income	(0.19)		(0.31)
Realized capital gains	—		(0.02)
Total distributions	(0.19)		(0.33)
Net asset value at end of period	$11.57		$11.56
Total return	1.71	%(D)	(0.90	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$469		$2
Ratio to average net assets:
Net expenses	0.55	%(E)	0.55	%(E)
Gross expenses	2.81	%(E)	298.26	%(E)
Net investment income	3.24	%(E)	4.04	%(E)
Portfolio turnover rate	15	%(D)	34%

(A)	Represents the period from commencement of operations (August 31, 2016) through December 31, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Class A shares on August 31, 2016.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

53

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31,
2017	Year Ended June 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$16.76	$14.84	$18.67	$20.92	$18.75	$16.97
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.13)	(0.06)	0.04	(0.05)	0.09	(A)
Net realized and unrealized gains (losses) on investments	0.99	2.07	(2.51)	0.39	5.88	(B)	3.66
Total from investment operations	0.98	1.94	(2.57)	0.43	5.83	3.75
Distributions from:
Net investment income	—	—	—	(0.31)	(0.02)	(0.09)
Realized capital gains	—	(0.02)	(1.26)	(2.37)	(3.64)	(1.88)
Total distributions	—	(0.02)	(1.26)	(2.68)	(3.66)	(1.97)
Net asset value at end of period	$17.74	$16.76	$14.84	$18.67	$20.92	$18.75
Total return(C)	5.85	%(D)	13.08%	(13.72%)	2.68%	33.35	%(B)	24.31%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,589	$2,849	$4,503	$15,219	$13,332	$1,309
Ratio to average net assets:
Net expenses	1.43	%(E)	1.43%	1.43%	1.45%	1.50%	1.50%
Gross expenses	2.43	%(E)	2.03%	1.82%	1.70%	1.93%	2.46%
Net investment income (loss)	(0.07	%)(E)	(0.29%)	(0.22%)	0.31%	(0.09%)	0.53%
Portfolio turnover rate	24	%(D)	59%	42%	57%	73%	95%

Touchstone Small Cap Value Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2017		Year Ended June 30,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value at beginning of period	$16.18		$14.44	$18.34	$20.70	$18.69		$16.95
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.32)	(0.20)	0.03	(0.14)		(0.04	)(A)
Net realized and unrealized gains (losses) on investments	0.96		2.08	(2.44)	0.25	5.79	(B)	3.66
Total from investment operations	0.88		1.76	(2.64)	0.28	5.65		3.62
Distributions from:
Net investment income	—		—	—	(0.27)	—		—
Realized capital gains	—		(0.02)	(1.26)	(2.37)	(3.64)		(1.88)
Total distributions	—		(0.02)	(1.26)	(2.64)	(3.64)		(1.88)
Net asset value at end of period	$17.06		$16.18	$14.44	$18.34	$20.70		$18.69
Total return(C)	5.44	%(D)	12.19%	(14.38%)	1.93%	32.43	%(B)	23.44%
Ratios and supplemental data:
Net assets at end of period (000's)	$668		$801	$1,121	$2,077	$558		$36
Ratio to average net assets:
Net expenses	2.18	%(E)	2.18%	2.18%	2.19%	2.25%		2.25%
Gross expenses	4.06	%(E)	3.53%	2.79%	2.63%	5.09%		25.27%
Net investment loss	(0.82	%)(E)	(1.04%)	(0.97%)	(0.44%)	(0.84%)		(0.22%)
Portfolio turnover rate	24	%(D)	59%	42%	57%	73%		95%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

54

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund— Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31,
2017	Year Ended June 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$17.84	$15.77	$19.69	$21.90	$19.45	$17.51
Income (loss) from investment operations:
Net investment income	0.02	(—	)(A)	0.01	0.09	0.04	0.15	(B)
Net realized and unrealized gains (losses) on investments	1.04	2.10	(2.67)	0.41	6.11	(C)	3.77
Total from investment operations	1.06	2.10	(2.66)	0.50	6.15	3.92
Distributions from:
Net investment income	—	(0.01)	—	(0.34)	(0.06)	(0.10)
Realized capital gains	—	(0.02)	(1.26)	(2.37)	(3.64)	(1.88)
Total distributions	—	(0.03)	(1.26)	(2.71)	(3.70)	(1.98)
Net asset value at end of period	$18.90	$17.84	$15.77	$19.69	$21.90	$19.45
Total return	5.94	%(D)	13.30%	(13.46%)	2.92%	33.80	%(C)	24.68%
Ratios and supplemental data:
Net assets at end of period (000's)	$97,673	$105,692	$104,377	$149,852	$140,689	$96,584
Ratio to average net assets:
Net expenses	1.18	%(E)	1.18%	1.18%	1.20%	1.17%	1.19%
Gross expenses	1.30	%(E)	1.29%	1.28%	1.26%	1.24%	1.29%
Net investment income	0.18	%(E)	(0.04%)	0.03%	0.55%	0.24%	0.84%
Portfolio turnover rate	24	%(D)	59%	42%	57%	73%	95%

Touchstone Small Cap Value Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31,
2017	Year Ended June 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$18.10	$15.99	$19.94	$22.13	$19.62	$17.63
Income (loss) from investment operations:
Net investment income	0.02	0.09	0.02	0.16	0.04	0.17	(B)
Net realized and unrealized gains (losses) on investments	1.07	2.06	(2.71)	0.37	6.18	(C)	3.82
Total from investment operations	1.09	2.15	(2.69)	0.53	6.22	3.99
Distributions from:
Net investment income	—	(0.02)	—	(0.35)	(0.07)	(0.12)
Realized capital gains	—	(0.02)	(1.26)	(2.37)	(3.64)	(1.88)
Total distributions	—	(0.04)	(1.26)	(2.72)	(3.71)	(2.00)
Net asset value at end of period	$19.19	$18.10	$15.99	$19.94	$22.13	$19.62
Total return	6.02	%(D)	13.46%	(13.44%)	3.04%	33.90	%(C)	24.82%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,219	$5,257	$26,483	$31,318	$26,466	$8,096
Ratio to average net assets:
Net expenses	1.10	%(E)	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses	1.55	%(E)	1.30%	1.24%	1.32%	1.37%	1.46%
Net investment income	0.26	%(E)	0.04%	0.11%	0.66%	0.31%	0.93%
Portfolio turnover rate	24	%(D)	59%	42%	57%	73%	95%

(A)	Less than $0.005 per share.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

55

Financial Highlights (Continued)

Touchstone Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2017			Year Ended June 30,
	(Unaudited)		2017	2016		2015	2014	2013
Net asset value at beginning of period	$10.13		$8.84	$9.78		$9.56	$8.02	$6.95
Income (loss) from investment operations:
Net investment income	0.08	(A)	0.19	0.16		0.16	0.19	0.15	(A)
Net realized and unrealized gains (losses) on investments	0.64		1.30	(0.27)		0.34	1.53	1.30
Total from investment operations	0.72		1.49	(0.11)		0.50	1.72	1.45
Distributions from:
Net investment income	(0.08)		(0.18)	(0.16)		(0.11)	(0.18)	(0.15)
Realized capital gains	(0.76)		(0.02)	(0.67)		(0.17)	—	(0.23)
Total distributions	(0.84)		(0.20)	(0.83)		(0.28)	(0.18)	(0.38)
Net asset value at end of period	$10.01		$10.13	$8.84		$9.78	$9.56	$8.02
Total return(B)	7.17	%(C)	16.92%	(0.89%)		5.26%	21.50%	21.56%
Ratios and supplemental data:
Net assets at end of period (000's)	$38,649		$43,607	$47,939		$55,539	$66,000	$53,433
Ratio to average net assets:
Net expenses	1.08	%(D)	1.08%	1.08%		1.08%	1.07%	1.00%
Gross expenses	1.26	%(D)	1.24%	1.28%		1.27%	1.31%	1.51%
Net investment income	1.51	%(D)	1.86%	1.71%		1.54%	2.13%	1.96%
Portfolio turnover rate	13	%(C)	29%	19	%(E)	20%	26%	110	%(F)

Touchstone Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2017			Year Ended June 30,
	(Unaudited)		2017	2016		2015	2014	2013
Net asset value at beginning of period	$10.10		$8.81	$9.75		$9.55	$8.02	$6.95
Income (loss) from investment operations:
Net investment income	0.04	(A)	0.12	0.09		0.07	0.11	0.09	(A)
Net realized and unrealized gains (losses) on investments	0.63		1.29	(0.27)		0.35	1.54	1.30
Total from investment operations	0.67		1.41	(0.18)		0.42	1.65	1.39
Distributions from:
Net investment income	(0.04)		(0.10)	(0.09)		(0.05)	(0.12)	(0.09)
Realized capital gains	(0.76)		(0.02)	(0.67)		(0.17)	—	(0.23)
Total distributions	(0.80)		(0.12)	(0.76)		(0.22)	(0.12)	(0.32)
Net asset value at end of period	$9.97		$10.10	$8.81		$9.75	$9.55	$8.02
Total return(B)	6.71	%(C)	16.06%	(1.65%)		4.41%	20.61%	20.62%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,379		$4,503	$5,624		$6,932	$5,218	$3,025
Ratio to average net assets:
Net expenses	1.83	%(D)	1.83%	1.83%		1.83%	1.82%	1.75%
Gross expenses	2.21	%(D)	2.12%	2.16%		2.14%	2.19%	2.30%
Net investment income	0.76	%(D)	1.11%	0.96%		0.79%	1.38%	1.21%
Portfolio turnover rate	13	%(C)	29%	19	%(E)	20%	26%	110	%(F)

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
(F)	Portfolio turnover excludes the purchases and sales of the Fifth Third Disciplined Large Cap Value Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

56

Financial Highlights (Continued)

Touchstone Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2017			Year Ended June 30,
	(Unaudited)		2017	2016		2015	2014	2013
Net asset value at beginning of period	$10.17		$8.87	$9.81		$9.59	$8.05	$6.97
Income (loss) from investment operations:
Net investment income	0.09	(A)	0.20	0.18		0.18	0.21	0.16	(A)
Net realized and unrealized gains (losses) on investments	0.64		1.32	(0.27)		0.35	1.53	1.32
Total from investment operations	0.73		1.52	(0.09)		0.53	1.74	1.48
Distributions from:
Net investment income	(0.09)		(0.20)	(0.18)		(0.14)	(0.20)	(0.17)
Realized capital gains	(0.76)		(0.02)	(0.67)		(0.17)	—	(0.23)
Total distributions	(0.85)		(0.22)	(0.85)		(0.31)	(0.20)	(0.40)
Net asset value at end of period	$10.05		$10.17	$8.87		$9.81	$9.59	$8.05
Total return	7.29	%(B)	17.28%	(0.64%)		5.52%	21.71%	21.91%
Ratios and supplemental data:
Net assets at end of period (000's)	$87,206		$83,974	$76,852		$104,668	$113,055	$99,398
Ratio to average net assets:
Net expenses	0.82	%(C)	0.83%	0.83%		0.82%	0.80%	0.77%
Gross expenses	0.96	%(C)	0.97%	0.99%		0.97%	0.99%	1.09%
Net investment income	1.77	%(C)	2.11%	1.96%		1.80%	2.39%	2.19%
Portfolio turnover rate	13	%(B)	29%	19	%(D)	20%	26%	110	%(E)

Touchstone Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2017			Year Ended June 30,
	(Unaudited)		2017	2016		2015	2014	2013
Net asset value at beginning of period	$10.14		$8.85	$9.79		$9.57	$8.03	$6.96
Income (loss) from investment operations:
Net investment income	0.10	(A)	0.22	0.19		0.18	0.21	0.17	(A)
Net realized and unrealized gains (losses) on investments	0.64		1.31	(0.27)		0.36	1.54	1.31
Total from investment operations	0.74		1.53	(0.08)		0.54	1.75	1.48
Distributions from:
Net investment income	(0.10)		(0.22)	(0.19)		(0.15)	(0.21)	(0.18)
Realized capital gains	(0.76)		(0.02)	(0.67)		(0.17)	—	(0.23)
Total distributions	(0.86)		(0.24)	(0.86)		(0.32)	(0.21)	(0.41)
Net asset value at end of period	$10.02		$10.14	$8.85		$9.79	$9.57	$8.03
Total return	7.38	%(B)	17.38%	(0.49%)		5.68%	21.92%	21.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$262,717		$249,035	$219,824		$248,381	$245,573	$186,990
Ratio to average net assets:
Net expenses	0.68	%(C)	0.68%	0.68%		0.68%	0.67%	0.67%
Gross expenses	0.87	%(C)	0.86%	0.87%		0.86%	0.87%	0.99%
Net investment income	1.91	%(C)	2.26%	2.11%		1.94%	2.52%	2.29%
Portfolio turnover rate	13	%(B)	29%	19	%(D)	20%	26%	110	%(E)

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
(E)	Portfolio turnover excludes the purchases and sales of the Fifth Third Disciplined Large Cap Value Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

57

Notes to Financial Statements

December 31, 2017 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of twenty-five funds including, the following eight funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Credit Opportunities Fund (“Credit Opportunities Fund”)

Touchstone Global Growth Fund (“Global Growth Fund”)

Touchstone International Small Cap Fund (“International Small Cap Fund“)

Touchstone Large Cap Fund (“Large Cap Fund”)

Touchstone Large Company Growth Fund (“Large Company Growth Fund”)

Touchstone Ohio Tax-Free Bond Fund (”Ohio Tax-Free Bond Fund”)

Touchstone Small Cap Value Opportunities Fund (“Small Cap Value Opportunities Fund”)

Touchstone Value Fund (“Value Fund”)

Each Fund is diversified, with the exception of the Credit Opportunities Fund, the Global Growth Fund, the Large Cap Fund, the Large Company Growth Fund and the Ohio Tax-Free Bond Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

58

Notes to Financial Statements (Unaudited) (Continued)

The aggregate value by input level, as of December 31, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Credit Opportunities Fund and Small Cap Value Opportunities Fund held Level 3 categorized securities during the six months ended December 31, 2017.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At December 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds, except as discussed in the Portfolio of Investments for the Global Growth Fund and International Small Cap Fund.

During the six months ended December 31, 2017, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S.

59

Notes to Financial Statements (Unaudited) (Continued)

exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Bank Loans — The Credit Opportunities Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s bank loans.

As of December 31, 2017, the Credit Opportunities Fund had no unfunded loan commitments.

60

Notes to Financial Statements (Unaudited) (Continued)

Collateralized Loan Obligations — The Credit Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Credit Opportunities Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2017, the Credit Opportunities Fund had securities sold short with a fair value of $(519,487) and pledged securities with a fair value of $1,906,489 as collateral for both securities sold short and written options and had a related due to prime broker balance of $125,727.

Options — The Credit Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price

61

Notes to Financial Statements (Unaudited) (Continued)

of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

As of December 31, 2017, the Credit Opportunities Fund had written options with fair value of $(2,790) and pledged securities with a fair value of $1,906,489 as collateral for both securities sold short and written options and had a related due to prime broker balance of $125,727. The Credit Opportunities held purchased options with a fair value of $3,720 as of December 31, 2017.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the six months ended December 31, 2017, there were no open forward foreign currency contracts.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Pay-In-Kind (“PIK”) Bonds – PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

62

Notes to Financial Statements (Unaudited) (Continued)

Derivative instruments and hedging activities — The Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Credit Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

As of December 31, 2017, the Credit Opportunities Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Written Options	$—	$2,790

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Notes to Financial Statements (Unaudited) (Continued)

The following table presents the Credit Opportunities Fund’s liabilities net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of December 31, 2017:

Gross Amounts
Available for Offset
	Gross Amount of	in Statement of	Non-cash
	Recognized	Assets and	Collateral	Cash Collateral
	Liabilities	Liabilities	Pledged	Pledged	Net Amount(B)
Written Options(A)	$2,790	$—	$(2,790)	$—	$—

(A)	Pershing LLC is the counterparty.

(B)	Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Credit Opportunities Fund’s derivative financial instruments by primary risk exposure as of December 31, 2017:

Fair Value of Derivative Investments

As of December 31, 2017

	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Credit Opportunities Fund	Purchased Options - Equity Contracts*	$3,720	$—
	Written Options - Equity Contracts**	—	2,790

*	Statements of Assets and Liabilities Location: Investments, at market value.

**	Statements of Assets and Liabilities Location: Written options, at market value.

The following table sets forth the effect of the Credit Opportunities Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended December 31, 2017:

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended December 31, 2017

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss)	(Depreciation)
	Derivatives not accounted for as hedging	on	on
Fund	instruments under ASC 815	Derivatives	Derivatives
Credit Opportunities Fund	Purchased Options - Equity Contracts*	$(9,609)	$(313)
	Written Options - Equity Contracts**	—	(251)

*	Statements of Operations Location: Net realized gains on investments and net change in unrealized appreciation (depreciation) on investments.

**	Statements of Operations Location: Net change in unrealized appreciation (depreciation) on written options.

For the six months ended December 31, 2017, the average quarterly balances of outstanding derivative financial instruments were as follows:

Credit
Opportunities
Fund
Equity Contracts:
Purchased Options - Cost	$3,079
Written Options - Premiums Received	846

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain

64

Notes to Financial Statements (Unaudited) (Continued)

cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of December 31, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Credit Opportunities Fund	Corporate Bonds	$768,381	$799,592	$31,211
International Small Cap Fund	Common Stocks	7,261,771	7,521,201	259,430
Small Cap Value Opportunities Fund	Common Stocks	8,089,458	8,359,850	270,392

*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending is included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds (except the Ohio Tax-Free Bond Fund) is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the Ohio Tax-Free Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). There is no sales load

65

Notes to Financial Statements (Unaudited) (Continued)

on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Credit Opportunities Fund, Ohio Tax-Free Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Credit Opportunities Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. The Ohio Tax-Free Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Effective March 29, 2017, the Value Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. Prior to March 29, 2017, the Value Fund declared and distributed net investment income, if any, semi-annually as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

66

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2017:

	Credit	Global	International
	Opportunities	Growth	Small Cap	Large Cap
	Fund	Fund	Fund	Fund
Purchases of investment securities	$17,879,575	$8,926,966	$130,839,919	$5,512,180
Proceeds from sales and maturities	$20,448,331	$7,717,425	$122,577,401	$10,582,766

	Large	Ohio	Small Cap
	Company	Tax-Free	Value
	Growth	Bond	Opportunities	Value
	Fund	Fund	Fund	Fund
Purchases of investment securities	$54,540,836	$6,878,331	$26,146,383	$48,356,564
Proceeds from sales and maturities	$57,251,466	$11,394,516	$39,469,655	$53,652,340

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended December 31, 2017.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $59,688 for the six months ended December 31, 2017.

67

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Credit Opportunities Fund	1.10%
Global Growth Fund	0.90% on the first $500 million
0.85% on the next $1.5 billion
0.80% on such assets over $2 billion
International Small Cap Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on the next $250 million
0.80% on the next $250 million
0.75% on the next $500 million
0.70% on the next $500 million
0.65% on such assets over $2 billion
Large Cap Fund	0.70% on the first $500 million
0.64% on the next $500 million
0.60% on such assets over $1 billion
Large Company Growth Fund	0.75% on the first $500 million
0.725% on the next $1.5 billion
0.70% on such assets over $2 billion
Ohio Tax-Free Bond Fund	0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% on such assets over $300 million
Small Cap Value Opportunities Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on such assets over $500 million
Value Fund	0.65%

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Ares Capital Management II LLC	The London Company
Credit Opportunities Fund	Large Cap Fund

Barrow, Hanley, Mewhinney & Strauss, LLC	Thompson Siegel & Walmsley LLC
Value Fund	Small Cap Value Opportunities Fund

Copper Rock Capital Partners LLC	Fort Washington Investment Advisors, Inc.*
International Small Cap Fund	Ohio Tax-Free Bond Fund

DSM Capital Partners LLC

Global Growth Fund

Large Company Growth Fund

*Affiliate of the Advisor and wholly-owned indirect subsidiary of Western & Southern.

The Advisor, not the Funds, pays the sub-advisory fees to each Sub-Advisor.

68

Notes to Financial Statements (Unaudited) (Continued)

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional
Fund	Class A	Class C	Class Y	Class
Credit Opportunities Fund	1.69%	2.44%	1.44%	1.34%
Global Growth Fund	1.41%	2.16%	1.16%	1.06%
International Small Cap Fund	1.55%	2.30%	1.30%	1.18%
Large Cap Fund	1.12%	1.87%	0.87%	0.77%
Large Company Growth Fund	1.23%	1.98%	0.98%	0.88%
Ohio Tax-Free Bond Fund	0.85%	1.60%	0.60%	0.55%
Small Cap Value Opportunities Fund	1.43%	2.18%	1.18%	1.10%
Value Fund	1.08%	1.83%	0.83%	0.68%

These expense limitations will remain in effect for all Funds through at least October 29, 2018, but can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended December 31, 2017, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed or waived other operating expenses, including distribution fees, of the Funds as follows:

	Investment		Other Operating
	Advisory		Expenses
	Fees	Administration	Reimbursed/
Fund	Waived	Fees Waived	Waived	Total
Credit Opportunities Fund	$3,856	$36,863	$13,224	$53,943
Global Growth Fund	17,419	19,775	17,986	55,180
International Small Cap Fund	—	—	60,613	60,613
Large Cap Fund	—	199,547	38,047	237,594
Large Company Growth Fund	—	50,317	70,477	120,794
Ohio Tax-Free Bond Fund	24,923	34,748	20,356	80,027
Small Cap Value Opportunities Fund	—	35,125	59,934	95,059
Value Fund	—	274,426	68,815	343,241

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement and the Fund’s current expense limitation.

69

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2017, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	June 30,	June 30,	June 30,	June 30,
Fund	2018	2019	2020	2021	Total
Credit Opportunities Fund	$—	$128,970	$110,236	$53,773	$292,979
Global Growth Fund	—	—	105,563	54,095	159,658
International Small Cap Fund	57,817	101,759	109,847	37,954	307,377
Large Cap Fund	75,504	487,776	464,555	226,867	1,254,702
Large Company Growth Fund	—	—	193,889	118,007	311,896
Ohio Tax-Free Bond Fund	—	15,919	133,856	67,074	216,849
Small Cap Value Opportunities Fund	72,406	174,274	173,346	87,607	507,633
Value Fund	359,146	659,182	620,026	329,663	1,968,017

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2017.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts

70

Notes to Financial Statements (Unaudited) (Continued)

traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended December 31, 2017:

Fund	Amount
Global Growth Fund	$60
International Small Cap Fund	1,302
Large Cap Fund	1,518
Large Company Growth Fund	257
Ohio Tax-Free Bond Fund	824
Small Cap Value Opportunities Fund	475
Value Fund	2,023

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended December 31, 2017:

Fund	Amount
International Small Cap Fund	$145
Ohio Tax-Free Bond Fund	100
Small Cap Value Opportunities Fund	97

INTERFUND TRANSACTIONS

The Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended December 31, 2017, the Funds did not engage in any Rule 17a-7 transactions as defined under the 1940 Act.

5. Liquidity

ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of

71

Notes to Financial Statements (Unaudited) (Continued)

cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the period ended December 31, 2017, the Funds did not utilize ReFlow.

Interfund lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the period ended December 31, 2017, the Funds did not utilized the program.

6. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2017 and June 30, 2016 is as follows:

	Credit Opportunities Fund		Global Growth Fund		International Small Cap Fund
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016	2017	2016
From ordinary income	$2,960,568	$1,442,278	$15,884	$24,355	$4,439,994	$2,342,530
From long-term capital gains	—	15,974	139,199	414,595	—	—
Total Distributions	$2,960,568	$1,458,252	$155,083	$438,950	$4,439,994	$2,342,530

	Large Cap Fund		Large Company Growth Fund		Ohio Tax-Free Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016	2017	2016
From ordinary income	$2,907,516	$2,178,416	$—	$3,166,845	$8,371	$1,787
From tax-exempt income	—	—	—	—	1,584,185	1,677,057
From long-term capital gains	—	—	6,376,311	11,589,603	69,440	85,842
Total Distributions	$2,907,516	$2,178,416	$6,376,311	$14,756,448	$1,661,996	$1,764,686

72

Notes to Financial Statements (Unaudited) (Continued)

	Small Cap Value Opportunities Fund			Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
From ordinary income	$216,387	$3,754,343	$8,066,842	$7,542,099
From long-term capital gains	—	7,495,931	776,054	26,706,058
Total Distributions	$216,387	$11,250,274	$8,842,896	$34,248,157

The following information is computed on a tax basis for each item as of June 30, 2017:

	Credit	Global	International	Large
	Opportunities	Growth	Small Cap	Cap
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$53,013,126	$19,444,121	$280,383,197	$276,022,547
Gross unrealized appreciation	2,022,895	5,552,966	52,087,525	56,210,097
Gross unrealized depreciation	(644,106)	(79,436)	(5,918,646)	(3,133,755)
Net unrealized appreciation on investments	1,378,789	5,473,530	46,168,879	53,076,342
Net unrealized appreciation (depreciation) on foreign currency transactions, securities sold short and unfunded loan commitments	43,830	46	34,166	—
Net unrealized appreciation (depreciation) on deferred foreign capital gains tax	—	(9,826)	—	—
Accumulated capital and other losses	—	—	(12,723,551)	(18,423,858)
Undistributed ordinary income	432,185	5,226	2,484,547	1,334,817
Undistributed long-term capital gains	629,044	—	—	—
Accumulated earnings (deficit)	$2,483,848	$5,468,976	$35,964,041	$35,987,301

		Ohio	Small Cap
	Large Company	Tax-Free	Value
	Growth	Bond	Opportunities	Value
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$142,867,251	$46,488,139	$113,867,193	$284,650,893
Gross unrealized appreciation	62,859,411	2,616,253	18,527,944	106,987,780
Gross unrealized depreciation	(2,422,946)	(56,687)	(8,867,262)	(10,586,523)
Net unrealized appreciation (depreciation) on investments	60,436,465	2,559,566	9,660,682	96,401,257
Accumulated capital and other losses	—	—	(3,480,339)	—
Qualified late-year losses	—	(22,545)	—	—
Undistributed ordinary income	1,615,947	—	—	166,545
Undistributed tax-exempt income	—	17,296	—	—
Undistributed long-term capital gains	4,705,542	—	—	13,248,332
Other temporary differences	—	(35,791)	—	—
Accumulated earnings (deficit)	$66,757,954	$2,518,526	$6,180,343	$109,816,134

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and passive foreign investment company (“PFIC”) adjustments.

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Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2017, the Funds had the following capital loss carryforwards for federal income tax purposes:

	No	No
	Expiration	Expiration
	Short Term	Long Term	Total
International Small Cap Fund	$12,723,551	$—	$12,723,551
Large Cap Fund	14,093,651	4,330,207	18,423,858
Small Cap Value Opportunities Fund	—	3,480,339	3,480,339

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2017, the Funds elected to defer the following losses:

	Realized	Ordinary
Fund	Capital Losses	Losses	Total
Ohio Tax-Free Bond Fund	$22,545	$—	$22,545

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2014 through 2017) and have concluded that no provision for income tax is required in their financial statements.

As of December 31, 2017, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
	Federal	Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Tax	on	on	Appreciation	Depreciation	Appreciation/
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Credit Opportunities Fund	$50,981,182	$1,840,527	$(482,396)	$2,986	$(27,885)	$1,333,232
Global Growth Fund	21,033,748	8,093,714	(176,442)	—	(16,433)	7,900,839
International Small Cap Fund	292,813,541	75,327,304	(3,409,675)	10,510	(3,697)	71,924,442
Large Cap Fund	271,727,290	94,444,910	(1,332,793)	—	—	93,112,117
Large Company Growth Fund	138,893,954	81,276,855	(208,307)	—	—	81,068,548
Ohio Tax-Free Bond Fund	41,911,850	2,508,270	—	—	—	2,508,270
Small Cap Value Opportunities Fund	101,269,107	20,226,404	(5,650,249)	—	—	14,576,155
Value Fund	282,481,852	118,611,848	(8,936,862)	—	—	109,674,986

* Other includes Short Sales, Derivatives, Foreign Currency Transactions and Deferred Foreign Capital Gains Tax.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available

74

Notes to Financial Statements (Unaudited) (Continued)

information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because a Fund may be unable to transact at advantageous times or prices, or at all.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Fund Mergers and Reorganizations

On August 4, 2016, the shareholders of the DSM Global Growth Fund, DSM Global Growth & Income Fund and DSM Large Cap Growth Fund (the “Reorganizing Funds”), each a series of the Professionally Managed Portfolios Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each Reorganizing Fund to the corresponding Touchstone Fund as noted below. The Global Growth Fund and Large Company Growth Fund, each a new series of the Trust, assumed the financial and performance history of the DSM Global Growth Fund and DSM Large Cap Growth Fund, respectively. The tax-free mergers took place on August 15, 2016.

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Notes to Financial Statements (Unaudited) (Continued)

Reorganizing Funds	Touchstone Funds*	Net Assets	Shares Outstanding
DSM Global Growth Fund	Global Growth Fund	$6,948,009	372,747
DSM Global Growth & Income Fund	Global Growth Fund	4,918,771	305,368
DSM Large Cap Growth Fund	Large Company Growth Fund	192,530,525	6,169,105

*The Reorganizing Funds had Institutional Class shares outstanding immediately prior to the reorganization. On August 15, 2016, the Touchstone Funds began issuing Class A shares, Class C shares and Class Y shares.

On August 4, 2016, the shareholders of the DSM Global Growth & Income Fund approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the DSM Global Growth & Income Fund to the Touchstone Global Growth Fund. The tax-free merger took place on August 15, 2016.

				After
	Before Reorganization			Reorganization
	DSM Global
	Growth &		Touchstone	Touchstone
	Income		Global Growth	Global Growth
	Fund		Fund	Fund
Institutional Class
Shares	263,883	(A)	372,747	636,630
Net Assets	$4,918,771		$6,948,009	$11,866,780
Net Asset Value	$18.64	(A)	$18.64	$18.64
Unrealized Appreciation	$301,083		$695,380	$996,463

(A) Reflects a 0.864147:1 stock split which occurred on the date of reorganization, August 15, 2016.

Assuming this reorganization had been completed on July 1, 2016, the Global Growth Fund’s results of operations for the year ended June 30, 2017 would have been as follows:

Net investment loss	$(33,696)
Net realized and unrealized gains on investments	$5,322,345
Net increase in net assets from operations	$5,288,649

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Global Growth Fund that have been included in its statements of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

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Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including with respect to reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 through December 31, 2017).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2017	2017	2017	2017*
Touchstone Credit Opportunities Fund
Class A	Actual	1.75%	$1,000.00	$971.56	$8.70	**
Class A	Hypothetical	1.75%	$1,000.00	$1,016.38	$8.89	**

Class C	Actual	2.50%	$1,000.00	$1,017.45	$12.71	**
Class C	Hypothetical	2.50%	$1,000.00	$1,012.60	$12.68	**

Class Y	Actual	1.50%	$1,000.00	$1,032.44	$7.68	**
Class Y	Hypothetical	1.50%	$1,000.00	$1,017.64	$7.63	**

Institutional Class	Actual	1.40%	$1,000.00	$1,033.12	$7.17	**
Institutional Class	Hypothetical	1.40%	$1,000.00	$1,018.15	$7.12	**

Touchstone Global Growth Fund
Class A	Actual	1.41%	$1,000.00	$1,072.08	$7.36
Class A	Hypothetical	1.41%	$1,000.00	$1,018.10	$7.17

Class C	Actual	2.16%	$1,000.00	$1,123.57	$11.56
Class C	Hypothetical	2.16%	$1,000.00	$1,014.32	$10.97

Class Y	Actual	1.16%	$1,000.00	$1,139.41	$6.26
Class Y	Hypothetical	1.16%	$1,000.00	$1,019.36	$5.90

Institutional Class	Actual	1.06%	$1,000.00	$1,140.00	$5.72
Institutional Class	Hypothetical	1.06%	$1,000.00	$1,019.86	$5.40

Touchstone International Small Cap Fund
Class A	Actual	1.55%	$1,000.00	$1,062.20	$8.06
Class A	Hypothetical	1.55%	$1,000.00	$1,017.39	$7.88

Class C	Actual	2.30%	$1,000.00	$1,112.22	$12.25
Class C	Hypothetical	2.30%	$1,000.00	$1,013.61	$11.67

Class Y	Actual	1.30%	$1,000.00	$1,128.73	$6.98
Class Y	Hypothetical	1.30%	$1,000.00	$1,018.65	$6.61

Institutional Class	Actual	1.18%	$1,000.00	$1,128.74	$6.33
Institutional Class	Hypothetical	1.18%	$1,000.00	$1,019.26	$6.01

Touchstone Large Cap Fund
Class A	Actual	1.12%	$1,000.00	$1,060.53	$5.82
Class A	Hypothetical	1.12%	$1,000.00	$1,019.56	$5.70

Class C	Actual	1.87%	$1,000.00	$1,111.19	$9.95
Class C	Hypothetical	1.87%	$1,000.00	$1,015.78	$9.50

Class Y	Actual	0.87%	$1,000.00	$1,127.09	$4.66
Class Y	Hypothetical	0.87%	$1,000.00	$1,020.82	$4.43

Institutional Class	Actual	0.77%	$1,000.00	$1,127.08	$4.13
Institutional Class	Hypothetical	0.77%	$1,000.00	$1,021.32	$3.92

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Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2017	2017	2017	2017*
Touchstone Large Company Growth Fund
Class A	Actual	1.23%	$1,000.00	$1,066.53	$6.41
Class A	Hypothetical	1.23%	$1,000.00	$1,019.00	$6.26

Class C	Actual	1.98%	$1,000.00	$1,117.81	$10.57
Class C	Hypothetical	1.98%	$1,000.00	$1,015.22	$10.06

Class Y	Actual	0.98%	$1,000.00	$1,133.12	$5.27
Class Y	Hypothetical	0.98%	$1,000.00	$1,020.27	$4.99

Institutional Class	Actual	0.88%	$1,000.00	$1,133.83	$4.73
Institutional Class	Hypothetical	0.88%	$1,000.00	$1,020.77	$4.48

Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$967.23	$4.21
Class A	Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33

Class C	Actual	1.60%	$1,000.00	$1,001.09	$8.07
Class C	Hypothetical	1.60%	$1,000.00	$1,017.14	$8.13

Class Y	Actual	0.60%	$1,000.00	$1,017.06	$3.05
Class Y	Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06

Institutional Class	Actual	0.55%	$1,000.00	$1,017.05	$2.80
Institutional Class	Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80

Touchstone Small Cap Value Opportunities Fund
Class A	Actual	1.43%	$1,000.00	$997.75	$7.20
Class A	Hypothetical	1.43%	$1,000.00	$1,018.00	$7.27

Class C	Actual	2.18%	$1,000.00	$1,044.39	$11.23
Class C	Hypothetical	2.18%	$1,000.00	$1,014.22	$11.07

Class Y	Actual	1.18%	$1,000.00	$1,059.42	$6.13
Class Y	Hypothetical	1.18%	$1,000.00	$1,019.26	$6.01

Institutional Class	Actual	1.10%	$1,000.00	$1,060.23	$5.71
Institutional Class	Hypothetical	1.10%	$1,000.00	$1,019.66	$5.60

Touchstone Value Fund
Class A	Actual	1.08%	$1,000.00	$1,009.91	$5.47
Class A	Hypothetical	1.08%	$1,000.00	$1,019.76	$5.50

Class C	Actual	1.83%	$1,000.00	$1,057.19	$9.49
Class C	Hypothetical	1.83%	$1,000.00	$1,015.98	$9.30

Class Y	Actual	0.82%	$1,000.00	$1,072.93	$4.28
Class Y	Hypothetical	0.82%	$1,000.00	$1,021.07	$4.18

Institutional Class	Actual	0.68%	$1,000.00	$1,073.80	$3.55
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.78	$3.47

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half period).

 **Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.40, $12.41, $7.38 and $6.87, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.59, $12.38, $7.32, and $6.82, respectively.

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Other Items (Unaudited) (Continued)

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 16, 2017, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement were in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them:

(1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the one that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

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Other Items (Unaudited) (Continued)

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates (including the Sub-Advisor to five of the Funds) from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2017, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Credit Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and twelve-month periods ended June 30, 2017 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

81

Other Items (Unaudited) (Continued)

Touchstone Global Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-, twelve- and thirty-six-month periods ended June 30, 2017 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and thirty-six-month periods ended June 30, 2017 was in the 4th quintile of its peer group, while the Fund’s performance for the twelve-month period ended June 30, 2017 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended June 30, 2017 was in the 3rd quintile of its peer group. The Fund’s performance for the twelve-month period ended June 30, 2017 was in the 1st quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended June 30, 2017 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, theTrustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Company Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-, twelve- and thirty-six-month periods ended June 30, 2017 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone OhioTax-Free Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and thirty-six-month periods ended June 30, 2017 was in the 3rd quintile of its peer group, while the Fund’s performance for the twelve-month period ended June 30, 2017 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

82

Other Items (Unaudited) (Continued)

Touchstone Small Cap Value Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-, twelve- and thirty-six-month periods ended June 30, 2017 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-, twelve- and thirty-six-month periods ended June 30, 2017 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but two of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to each Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the

83

Other Items (Unaudited) (Continued)

Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to five of the Funds with the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all but two of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by each Sub-Advisor to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Credit Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Global Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

84

Other Items (Unaudited) (Continued)

Touchstone Large Company Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Ohio Tax-Free Bond Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2017, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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86

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

87

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54BB-TST-SAR-1712

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*                   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 2/28/2018

By (Signature and Title)*                   /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 2/28/2018

* Print the name and title of each signing officer under his or her signature.